UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Address of Principal Executive Offices)

William M. Tartikoff, Esq.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended September 30, 2004


Item 1. Schedule of Investments.
CVS CALVERT SOCIAL SMALL CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 97.1%	Shares	Value
Banks - Outside New York City - 1.3%
Capital Crossing Bank*	8,800	$223,872

Commercial Information Services - 6.4%
infoUSA, Inc.*	78,000	694,980
SOURCECORP, Inc.*	18,200	402,948
		1,097,928

Communications Technology - 4.9%
CommScope, Inc.*	38,700	835,920

Computer Technology - 3.1%
UNOVA, Inc.*	37,000	519,850

Drugs & Pharmaceuticals - 7.4%
KV Pharmaceutical Co.*	38,550	690,045
Taro Pharmaceuticals Industries Ltd.*	24,500	572,810
		1,262,855

Financial Information Services - 4.8%
Interactive Data Corp.*	43,000	809,260

Insurance - Property & Casualty - 4.1%
PMI Group, Inc.	17,300	702,034

Insurance - Specialty - 2.6%
Quanta Capital Holdings Ltd.*	54,000	440,100

Investment Management Companies - 4.4%
MCG Capital Corp.	43,500	755,160

Manufactured Housing - 4.5%
Champion Enterprises, Inc.*	74,500	766,605

Manufacturing - 3.8%
Federal Signal Corp.	35,000	650,300

Production Technology Equipment - 2.1%
Axcelis Technologies, Inc.*	42,500	351,900

Publishing - Miscellaneous - 4.4%
John Wiley & Sons, Inc.	23,400	747,630

Real Estate Investment Trust - 4.5%
Global Signal, Inc.	4,500	103,050
Highland Hospitality Corp.	58,000	661,200
		764,250

Restaurants - 8.2%
Brinker International, Inc.*	22,500	700,875
Ruby Tuesday, Inc.	24,900	693,963
		1,394,838

Retail - 8.1%
Sonic Automotive, Inc.	16,100	322,805
Stage Stores, Inc.*	22,300	763,106
United Auto Group, Inc.	11,500	288,535
		1,374,446

Securities Brokers & Services - 4.9%
NCO Group, Inc.*	31,100	838,145

Services - Commercial - 10.5%
Brink's Co.	19,700	594,349
MoneyGram International, Inc.	26,700	456,036
StarTek, Inc.	20,700	649,152
Viad Corp.	3,925	93,140
		1,792,677

Telecommunications - 1.9%
Manitoba Telecom Services, Inc., Class B	9,490	318,021

Wholesalers - 5.2%
ADESA, Inc.*	20,000	328,600
Tech Data Corp.*	14,500	558,975
		887,575

Total Equity Securities (Cost $15,260,942)		16,533,366

TOTAL INVESTMENTS (Cost $15,260,942) - 97.1%		16,533,366
Other assets and liabilities, net - 2.9%		486,188
NET ASSETS - 100%		$17,019,554

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004
	PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES* - 83.9%	AMOUNT	VALUE
550 West 14th Place Revenue, 1.89%, 2/1/29, LOC: Harris Trust (r)	$390,000	$390,000
Alabama State IDA Revenue, 1.89%, 5/1/10, LOC: Regions Bank (r)	65,000	65,000
Alabama State Incentives Financing Authority Revenue, 1.90%, 10/1/29, BPA: Southtrust Bank, NA, AMBAC Insured (r)	385,000	385,000
Alameda County California IDA Revenue, 1.82%, 7/1/30, LOC: Union Bank, C/LOC: CalSTERS (r)	200,000	200,000
Atmore Alabama Industrial Development Board Revenue, 2.00%, 8/1/22, LOC: Whitney National Bank, C/LOC: Bank of New York (r)	160,000	160,000
California State Pollution Control Financing Authority Revenue, 1.94%, 9/1/05, LOC: Wells Fargo Bank, NA (r)	105,000	105,000
Cotswold Village Associates LLC, 1.84%, 6/1/31, LOC: Columbus Bank & Trust (r)	400,000	400,000
Enclave at Lynn Haven LLC, 1.84%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB (r)	400,000	400,000
Florida State Housing Finance Corp., MFH Revenue, 1.89%, 10/15/32, LOC: FNMA (r)	340,000	340,000
Hardin County Kentucky Industrial Building Authority Revenue, 1.85%, 3/1/27, LOC: Republic Bank & Trust, C/LOC: FHLB (r)	295,000	295,000
HBPWH Building Co., 1.95%, 11/1/22, LOC: Wells Fargo Bank NA (r)	180,000	180,000
Heritage Funeral Services LLC, 1.95%, 2/1/18, LOC: Northern Trust Co. (r)	310,000	310,000
Kaneville Road Joint Venture, Inc., 1.89%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	385,000	385,000
Main & Walton, Inc., 1.85%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	410,000	410,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 1.92%, 8/1/20, LOC: Marshall & Ilsley Bank (r)	380,000	380,000
Montgomery Alabama Special Care Facilities Financing Authority Revenue, 1.88%, 5/1/22, LOC: AmSouth Bank (r)	135,000	135,000
Montgomery New York Industrial Development Board Pollution Control Revenue, 1.99%, 5/1/25, LOC: FHLB (r)	390,000	390,000
Nevada State Housing Division Revenue:
1.84%, 4/1/31, LOC: East-West Bank, C/LOC: FHLB (r)	100,000	100,000
1.84%, 4/15/35, LOC: FNMA (r)	150,000	150,000
New Jersey State Economic Development Authority Revenue, 1.99%, 11/1/06, LOC: Wachovia Bank, NA (r)	170,000	170,000
New York City New York Housing Development Corp. Revenue, 1.84%, 6/1/33, LOC: Bayer Landesbank GZ (r)	400,000	400,000
New York State Housing Finance Agency Revenue, 1.84%, 11/1/33, LOC: Key Bank (r)	300,000	300,000
Post Apartment Homes LP, 1.84%, 7/15/29, CA: FNMA (r)	470,000	470,000
Racetrac Capital LLC, 1.89%, 9/1/20, LOC: Regions Bank (r)	300,000	300,000
Rocketship Properties III LLC, 2.04%, 6/1/10, LOC: National Bank of South Carolina (r)	250,000	250,000
San Joaquin Mariners Association LP, 1.95%, 7/1/29, LOC: Credit Suisse First Boston Corp. (r)	285,000	285,000
Southern Indiana Investments Company Two LLC, 1.90%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	300,000	300,000
St. Joseph County Indiana Economic Development Revenue, 2.14%, 6/1/27, LOC: FHLB (r)	325,000	325,000
Suffolk County New York IDA Revenue, 1.87%, 12/15/07, LOC: JP Morgan Chase Bank (r)	190,000	190,000
Tyler Enterprises LLC, 1.90%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	275,000	275,000
Washington State Housing Finance Commission MFH Revenue:
1.88%, 2/1/28, LOC: U.S. Bank NA (r)	365,000	365,000
1.88%, 7/15/34, LOC: FNMA (r)	1,670,000	1,670,000
1.88%, 5/15/35, LOC: FNMA (r)	430,000	430,000
Wyandotte County and Kansas City Kansas MFH Revenue, 2.34%, 6/15/35, LOC: FNMA (r)	350,000	350,000

Total Taxable Variable Rate Demand Notes (Cost $11,260,000)		11,260,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 15.3%
Federal Farm Credit Discount Notes, 8/16/05	250,000	245,414
Federal Home Loan Bank:
1.30%, 4/11/05	500,000	500,000
1.30%, 4/27/05	500,000	500,000
Freddie Mac Discount Notes:
4/5/05	315,000	311,892
6/30/05	500,000	492,747

Total U.S. Government Agencies and Instrumentalities (Cost $2,050,053)		2,050,053

TOTAL INVESTMENTS (Cost $13,310,053) - 99.2%		13,310,053
Other assets and liabilities, net - 0.8%		109,461
NET ASSETS - 100%		$13,419,514

* Tender features give these securities a shorter effective maturity date.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
CalSTERS: California State Teachers Retirement System
FHLB: Federal Home Loan Bank
FNMA: Fannie Mae
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 60.6%	Shares	Value
Advertising Agencies - 0.4%
Omnicom Group, Inc.	21,800	$1,592,708

Air Transportation - 0.1%
FedEx Corp.	3,600	308,484

Auto Parts - After Market - 0.0%
Genuine Parts Co.	2,900	111,302

Auto Parts - Original Equipment - 0.2%
Autoliv, Inc.	26,800	1,082,720

Auto Trucks & Parts - 0.1%
Wabash National Corp.*	19,800	543,906

Banks - New York City - 1.5%
Bank of New York Co., Inc.	68,300	1,992,311
J.P. Morgan Chase & Co.	115,620	4,593,582
		6,585,893

Banks - Outside New York City - 4.3%
Bank of America Corp.	112,176	4,860,586
KeyCorp Ltd.	25,700	812,120
M&T Bank Corp.	19,100	1,827,870
TCF Financial Corp.	58,600	1,774,994
US Bancorp	95,500	2,759,950
Wachovia Corp.	84,200	3,953,190
Wells Fargo & Co.	45,800	2,731,054
		18,719,764

Banks - Regional - 0.1%
First Republic Capital Corp., Preferred (e)	500	525,000

Biotechnology - Research & Production - 0.8%
Amgen, Inc.*	53,800	3,049,384
Invitrogen Corp.*	9,200	505,908
		3,555,292

Building Materials - 0.2%
Masco Corp.	30,400	1,049,712

Chemicals - 1.0%
Airgas, Inc.	51,600	1,242,012
Praxair, Inc.	49,600	2,119,904
Sigma-Aldrich Corp.	15,500	899,000
		4,260,916

Communications & Media - 0.8%
Time Warner, Inc.*	226,200	3,650,868

Communications Technology - 2.4%
Cisco Systems, Inc.*	216,100	3,911,410
CommScope, Inc.*	126,600	2,734,560
Covad Communications Group, Inc.*	26,923	45,231
Harris Corp.	26,700	1,466,898
Qualcomm, Inc.	43,800	1,709,952
Scientific-Atlanta, Inc.	11,600	300,672
Tellabs, Inc.*	16,900	155,311
		10,324,034

Computer - Services, Software & Systems - 2.6%
Adobe Systems, Inc.	47,300	2,339,931
Citrix Systems, Inc.*	8,400	147,168
Compuware Corp.*	50,600	260,590
Microsoft Corp.	310,200	8,577,030
Symantec Corp.*	3,100	170,128
Veritas Software Corp.*	5,800	103,240
		11,598,087

Computer Technology - 2.1%
Dell, Inc.*	80,100	2,851,560
EMC Corp.*	39,800	459,292
Hewlett-Packard Co.	31,300	586,875
International Business Machines Corp.	64,400	5,521,656
		9,419,383

Consumer Electronics - 1.1%
Electronic Arts, Inc.*	21,800	1,002,582
Harman International Industries, Inc.	1,700	183,175
Yahoo!, Inc.*	102,100	3,462,211
		4,647,968

Consumer Products - 1.8%
Alberto-Culver Co.	33,300	1,447,884
Gillette Co.	57,700	2,408,398
Kimberly-Clark Corp.	49,300	3,184,287
Toro Co.	14,400	983,520
		8,024,089

Containers & Packaging - Paper & Plastic - 0.1%
Sealed Air Corp.*	9,800	454,230

Cosmetics - 0.4%
Avon Products, Inc.	2,600	113,568
Estee Lauder Co.'s, Inc.	41,600	1,738,880
		1,852,448

Diversified Financial Services - 1.8%
American Express Co.	77,200	3,972,712
Goldman Sachs Group, Inc.	3,000	279,720
MFH Financial Trust I , Preferred (e)	20,000	1,980,000
New Century Financial Corp.	26,100	1,571,742
Roslyn Real Estate Asset Corp., Preferred (e)	2,000	212,063
		8,016,237

Diversified Production - 0.3%
Danaher Corp.	16,700	856,376
Dover Corp.	7,500	291,525
		1,147,901

Drug & Grocery Store Chains - 0.7%
Supervalu, Inc.	14,100	388,455
Walgreen Co.	70,400	2,522,432
		2,910,887

Drugs & Pharmaceuticals - 3.9%
Cardinal Health, Inc.	24,300	1,063,611
Johnson & Johnson	126,500	7,125,745
Merck & Co., Inc.	102,100	3,369,300
Pfizer, Inc.	186,300	5,700,780
		17,259,436

Education Services - 0.4%
Apollo Group, Inc.*	23,000	1,687,510

Electrical - Household Appliances - 0.1%
Whirlpool Corp.	5,000	300,450

Electronic Equipment & Components - 0.2%
Cooper Industries Ltd.	4,300	253,700
Molex, Inc.	25,800	769,356
		1,023,056

Electronics - 0.0%
Sanmina-SCI Corp.*	15,400	108,570

Electronics - Medical Systems - 1.0%
Medtronic, Inc.	67,200	3,487,680
Varian Medical Systems, Inc.*	25,700	888,449
		4,376,129

Electronics - Semiconductors / Components - 1.5%
Altera Corp.*	35,100	686,907
Analog Devices, Inc.	36,300	1,407,714
Atmel Corp.*	56,500	204,530
Intel Corp.	166,700	3,344,002
Jabil Circuit, Inc.*	31,800	731,400
Texas Instruments, Inc.	18,200	387,296
		6,761,849

Energy Miscellaneous - 0.4%
Veritas DGC, Inc.*	85,400	1,945,412

Finance - Small Loan - 0.5%
SLM Corp.	52,500	2,341,500

Finance Companies - 0.4%
Capital One Financial Corp.	23,100	1,707,090

Financial Data Processing Services - 1.0%
Automatic Data Processing, Inc.	43,800	1,809,816
DST Systems, Inc.*	3,100	137,857
First Data Corp.	52,300	2,275,050
Fiserv, Inc.*	3,200	111,552
SunGard Data Systems, Inc.*	4,200	99,834
		4,434,109

Financial Miscellaneous - 1.7%
AMBAC Financial Group, Inc.	4,700	375,765
Fannie Mae	56,100	3,556,740
Freddie Mac	3,600	234,864
MBNA Corp.	104,350	2,629,620
Nationwide Financial Services, Inc.	6,200	217,682
Providian Financial Corp.*	36,700	570,318
		7,584,989

Foods - 1.9%
General Mills, Inc.	16,300	731,870
H.J. Heinz Co.	38,700	1,393,974
Hershey Foods Corp.	63,100	2,947,401
Kellogg Co.	46,700	1,992,222
Sysco Corp.	45,450	1,359,864
		8,425,331

Forest Products - 0.3%
Weyerhaeuser Co.	16,800	1,116,864

Healthcare Facilities - 0.2%
DaVita, Inc.*	24,600	766,290

Healthcare Management Services - 0.9%
Caremark Rx, Inc.*	21,400	686,298
Wellpoint Health Networks, Inc.*	30,800	3,236,772
		3,923,070

Healthcare Services - 0.4%
Anthem, Inc.*	15,100	1,317,475
Express Scripts, Inc.*	7,200	470,448
		1,787,923

Home Building - 1.2%
NVR, Inc.*	5,200	2,865,200
Pulte Homes, Inc.	39,800	2,442,526
		5,307,726

Household Equipment & Products - 0.1%
Black & Decker Corp.	6,800	526,592

Identify Control & Filter Devices - 0.2%
Parker Hannifin Corp.	12,300	723,978

Insurance - 0.4%
Conseco, Inc., Preferred	67,000	1,649,540

Insurance - Life - 0.7%
Jefferson-Pilot Corp.	4,600	228,436
Principal Financial Group	52,200	1,877,634
Prudential Financial, Inc.	20,500	964,320
The Phoenix Co.'s, Inc.	13,700	142,754
		3,213,144

Insurance - Multi-Line - 1.9%
Aflac, Inc.	32,000	1,254,720
American International Group, Inc.	81,100	5,513,989
Hartford Financial Services, Inc.	4,200	260,106
Lincoln National Corp.	11,600	545,200
Protective Life Corp.	19,300	758,683
Safeco Corp.	3,600	164,340
		8,497,038

Insurance - Property & Casualty - 0.5%
21st Century Insurance Group	12,400	165,540
Chubb Corp.	20,200	1,419,656
Progressive Corp.	8,300	703,425
		2,288,621

Machinery - Agricultural - 0.4%
Deere & Co.	26,000	1,678,300

Machinery - Construction & Handling - 0.3%
Terex Corp.*	32,100	1,393,140

Machinery - Industrial / Specialty - 0.5%
Illinois Tool Works, Inc.	14,000	1,304,380
Nordson Corp.	3,600	123,588
Tecumseh Products Co.	16,400	686,668
		2,114,636

Machinery - Oil Well Equipment & Services - 0.5%
Smith International, Inc.*	34,000	2,064,820

Medical & Dental - Instruments & Supplies - 0.8%
Becton Dickinson & Co.	49,700	2,569,490
St. Jude Medical, Inc.*	1,700	127,959
Stryker Corp.	15,200	730,816
		3,428,265

Medical Services - 0.0%
Coventry Health Care, Inc.*	3,450	184,126

Multi-Sector Companies - 0.3%
3M Co.	15,500	1,239,535

Office Furniture & Business Equipment - 0.9%
Lexmark International, Inc.*	17,400	1,461,774
Pitney Bowes, Inc.	43,700	1,927,170
Xerox Corp.*	28,300	398,464
		3,787,408

Office Supplies - 0.4%
Avery Dennison Corp.	28,500	1,874,730

Oil - Crude Producers - 2.0%
Chesapeake Energy Corp.	1,900	30,077
Cimarex Energy Co.*	11,300	394,822
EOG Resources, Inc.	76,800	5,057,280
Pioneer Natural Resources Co.	4,900	168,952
XTO Energy, Inc.	101,225	3,287,788
		8,938,919

Photography - 0.3%
Eastman Kodak Co.	37,600	1,211,472

Pollution Control & Enviromental Services - 0.1%
Headwaters, Inc.*	8,800	271,568

Publishing - Miscellaneous - 0.5%
McGraw-Hill Co.'s, Inc.	21,000	1,673,490
R.R. Donnelley & Sons Co.	12,200	382,104
		2,055,594

Publishing - Newspapers - 0.0%
New York Times Co.	4,500	175,950

Real Estate Investment Trust (REIT) - 0.2%
Equity Office Properties Trust	31,700	863,825

Recreational Vehicles & Boats - 0.3%
Harley-Davidson, Inc.	21,800	1,295,792

Restaurants - 0.2%
CKE Restaurants, Inc.*	77,600	857,480

Retail - 3.2%
Bed Bath & Beyond, Inc.*	60,500	2,245,155
Best Buy Co., Inc.	5,200	282,048
Costco Wholesale Corp.	20,800	864,448
Dollar General Corp.	5,400	108,810
Gap, Inc.	45,900	858,330
Home Depot, Inc.	77,400	3,034,080
Lowe's Co.'s, Inc.	58,000	3,152,300
ShopKo Stores, Inc.*	12,700	221,107
Staples, Inc.	48,800	1,455,216
Target Corp.	41,700	1,886,925
		14,108,419

Savings & Loans - 0.4%
Washington Mutual, Inc.	44,700	1,746,876

Securities Brokers & Services - 0.5%
Charles Schwab Corp.	7,200	66,168
Franklin Resources, Inc.	35,900	2,001,784
		2,067,952

Services - Commercial - 0.1%
Brink's Co.	15,200	458,584

Shoes - 0.1%
Timberland Co.*	9,900	562,320

Soaps & Household Chemicals - 0.9%
Colgate-Palmolive Co.	21,600	975,888
Procter & Gamble Co.	54,900	2,971,188
		3,947,076

Telecommunications - 0.1%
Manitoba Telecom Services, Inc., Class B	11,620	389,400

Transportation Miscellaneous - 0.3%
United Parcel Service, Inc., Class B	19,300	1,465,256

Utilities - Cable, Television, & Radio - 0.2%
COX Communications, Inc.*	29,200	967,396

Utilities - Electrical - 0.5%
Cleco Corp.	14,000	241,360
Hawaiian Electric Industries, Inc.	8,600	228,244
IDACORP, Inc.	17,300	502,738
NiSource, Inc.	15,900	334,059
OGE Energy Corp.	34,400	867,912
Unisource Energy Corp.	5,700	138,795
		2,313,108

Utilities - Gas Distribution - 1.3%
AGL Resources, Inc.	17,700	544,629
Kinder Morgan, Inc.	40,400	2,537,928
Oneok, Inc.	93,800	2,440,676
		5,523,233

Utilities - Gas Pipelines - 0.0%
Equitable Resources, Inc.	3,800	206,378

Utilities - Telecommunications - 2.3%
AT&T Wireless Services, Inc.*	35,600	526,168
Bellsouth Corp.	185,300	5,025,336
Citizens Communications Co.	28,100	376,259
Nextel Communications, Inc.*	9,000	214,560
SBC Communications, Inc.	154,000	3,996,300
		10,138,623

Wholesalers - 0.2%
United Stationers, Inc.*	17,200	746,480

Total Equity Securities (Cost $242,156,142)		266,214,707

	PRINCIPAL
Corporate Bonds - 26.3%	AMOUNT	VALUE
ACLC Business Loan Receivables Trust:
7.585%, 1/15/21 (e)	$218,160	$219,195
8.745%, 1/15/21 (e)	749,954	639,804
2.41%, 10/15/21 (e)(r)	750,000	699,844
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	1,000,000	1,024,190
American Presidents Co.'s Ltd., 8.00%, 1/15/24	440,000	453,200
ASIF Global Financing Corp., 2.124%, 3/14/06 (e)(r)	3,500,000	3,500,000
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	1,500,000	1,624,860
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	2,700,000	1,739,637
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	500,000	576,250
Avery Dennison Corp., 1.94%, 8/10/07 (r)	3,000,000	2,997,828
Bank One Issuance Trust, 1.81%, 10/15/08 (r)	2,000,000	2,001,310
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	1,500,000	1,627,050
BF Saul (REIT), 7.50%, 3/1/14 (e)	1,500,000	1,522,500
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	2,500,000	2,606,725
Chase Funding Mortgage Loan, 4.045%, 5/25/33	2,500,000	2,495,900
Chevy Chase Bank FSB, 6.875%, 12/1/13	300,000	304,500
CIT Group, Inc., 1.931%, 8/31/06 (r)	4,000,000	3,998,480
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	1,239,498	1,308,909
Franchise Loan Trust Certificates, Interest Only,
0.948%, 8/18/16 (e)(r)	5,884,412	252,441
Continental Airlines, Inc., 2.72%, 12/6/07 (r)	1,500,000	1,508,445
Credit Suisse First Boston USA, Inc., 2.19%, 6/19/06 (r)	1,000,000	999,430
Delta Air Lines, Inc., 2.41%, 1/25/08 (r)	1,814,477	1,825,890
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	800,000	832,000
FedEx Corp., 1.88%, 4/1/05 (r)	3,500,000	3,503,392
First Republic Bank, 7.75%, 9/15/12	500,000	553,255
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	1,474,193	1,274,027
Global Signal Trust I, 3.711%, 1/15/34 (e)	980,880	965,419
Goldman Sachs Group, Inc.:
2.57%, 9/29/14 (r)	1,000,000	999,880
6.345%, 2/15/34	1,000,000	1,004,440
Great Lakes Power, Inc., 8.30%, 3/1/05	6,000,000	6,125,700
Greater Bay Bancorp, 5.25%, 3/31/08	500,000	505,740
HRPT Properties Trust, 6.25%, 8/15/16	2,000,000	2,060,340
Huntington Bancshares, Inc., 2.02%, 12/1/05 (r)	1,000,000	1,000,757
International Lease Finance Corp., 2.406%, 1/15/10 (r)	1,500,000	1,497,743
Interpool Capital Trust, 9.875%, 2/15/27	3,250,000	2,843,750
Jackson National Life Global Funding, LLC, 1.70%, 4/20/07 (e)(r)	1,500,000	1,498,245
JP Morgan Chase Capital XIII, 2.88%, 9/30/34 (r)	1,500,000	1,484,876
Kimco Realty Corp., 1.88%, 8/1/06 (r)	1,500,000	1,500,075
Leucadia National Corp.:
7.00%, 8/15/13	650,000	646,750
3.75%, 4/15/14 (e)	500,000	541,635
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,600,000	26,000
8.30%, 12/1/37 (e)(m)*	3,700,000	37,000
Masco Corp., 2.11%, 3/9/07 (e)(r)	4,000,000	4,006,296
Meridian Funding Co. LLC:
2.07%, 4/15/09 (e)(r)	958,750	959,360
2.18%, 10/15/14 (e)(r)	5,000,000	4,995,380
NYMAGIC, Inc., 6.50%, 3/15/14	500,000	485,587
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	395,000	407,913
Patrons Legacy Partnership:
5.646%, 1/17/17 (e)	800,000	810,928
5.775%, 12/23/63 (e)	500,000	504,735
Post Apartment Homes LP, 6.85%, 3/16/15 (Mandatory Put, 3/16/05 @ 100)	1,000,000	1,012,918
Preferred Term Securities IX Ltd., 2.35%, 4/3/33 (e)(r)	1,000,000	1,018,060
PRICOA Global Funding I, 1.90%, 3/2/07 (e)(r)	1,000,000	1,000,063
Prudential Holdings LLC, 7.245%, 12/18/23 (e)	650,000	765,524
RBS Capital Trust IV, 2.775%, 9/29/49 (r)	6,000,000	6,041,160
Roslyn Preferred Trust I, 4.76%, 4/1/32 (e)(r)	1,500,000	1,507,500
SLM Corp., 1.61%, 7/25/35 (e)(r)	4,000,000	3,995,400
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	1,500,000	1,562,685
Sovereign Bancorp, Inc., 2.10%, 8/25/06 (r)	1,500,000	1,499,445
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	2,234,578	3,603,593
SPARCS Trust 99-1, Step Coupon, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (e)	1,000,000	288,600
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	1,045,000	1,042,826
Toll Road Investors Partnership II LP, Zero Coupon Bonds:
2/15/06 (e)	1,550,000	1,481,828
2/15/13 (e)	5,000,000	3,263,310
2/15/14 (e)	4,000,000	2,480,760
2/15/25 (e)	2,500,000	729,590
United Energy Ltd., 6.00%, 11/1/05 (e)	1,500,000	1,546,365
Valmont Industries, Inc., 6.875%, 5/1/14 (e)	250,000	257,500
VW Credit, Inc., 1.88%, 7/21/05 (e)(r)	3,000,000	2,999,457
Weyerhaeuser Co., 5.50%, 3/15/05	1,300,000	1,317,121
William Street Funding Corp., 1.95%, 4/23/06 (e)(r)	3,000,000	3,003,333

Total Corporate Bonds (Cost $117,566,584)		115,414,649

MUNICIPAL OBLIGATIONS - 5.3%
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon:
10/1/06	$1,500,000	$1,408,755
10/1/27	5,000,000	1,280,600
Ashland Oregon GO Bonds, 6.022%, 7/15/24	1,000,000	1,032,140
California Statewide Communities Development Authority Tax and Revenue Anticipation Notes, Zero Coupon, 6/1/11	1,470,000	1,085,257
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	3,000,000	1,558,830
Hillsborough County Florida Port Authority Revenue Bonds, Zero Coupon, 12/1/11	1,230,000	886,030
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)	750,000	327,750
New Jersey State Economic Development Authority Revenue Bonds, Zero Coupon:
2/15/17	7,000,000	3,650,430
2/15/24	3,000,000	988,650
New Rochelle New York GO Bonds, 5.40%, 3/15/15	575,000	593,492
New York Sate Community Statutory Trust II, 5.47%, 12/28/31 (e)(r)	500,000	502,500
Oregon School Boards Association GO Bonds, Zero Coupon, 6/30/06	2,000,000	1,899,340
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon:
4/15/14	1,000,000	622,270
4/15/19	1,000,000	442,820
4/15/21	8,250,000	3,203,640
Rancho Mirage California Redevelopment Agency Tax Allocation Bonds, 5.45%, 4/1/18	585,000	602,720
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	1,555,000	1,548,795
Texas State Lower Colorado River Authority Revenue Bonds, 6.92%, 5/15/05	1,410,000	1,450,002

Total Municipal Obligations (Cost $22,212,712)		23,084,021

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 8.2%
Federal Home Loan Bank:
2.25%, 3/28/07	$3,000,000	$2,997,783
2.10%, 4/30/07	3,000,000	2,993,250
Federal Home Loan Bank Discount Notes, Zero Coupon, 10/1/04	18,700,000	18,700,000
Freddie Mac, 2.25%, 3/24/08	1,500,000	1,497,510
Freddie Mac Multifamily VRDN Certificates:
1.84%, 8/15/45 (r)	991,950	991,950
1.89%, 1/15/47 (r)	7,549,478	7,549,478
Kingdom of Jordan, Guaranteed by the United States Agency of International Development, 8.75%, 9/1/19	1,083,830	1,362,331

Total U.S. Government Agencies and Instrumentalities (Cost $36,001,117)		36,092,302

U.S. Treasury - 0.9%
United States Treasury Notes, 4.25%, 8/15/14	$3,750,000	$3,788,663

Total U.S. Treasury (Cost $3,788,610)		3,788,663

TOTAL INVESTMENTS (Cost $421,725,165) - 101.3%		444,594,342
Other assets and liabilities, net - (1.3%)		(5,653,114)
NET ASSETS - 100%		$438,941,228

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f) Interest payments have been deferred until July 1, 2005. At September 30, 2004 accumulated deferred interest is $91,117.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July, and December 2003 as well as January, June and July 2004. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL MID CAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.1%	Shares	Value
Banks - Outside New York City - 2.0%
Investors Financial Services Corp.	27,500	$1,241,075

Biotechnology - Research & Production - 5.0%
Biogen Idec, Inc.*	17,700	1,082,709
Genzyme Corp. - General Division*	38,300	2,083,903
		3,166,612

Chemicals - 2.7%
Airgas, Inc.	49,800	1,198,686
Sigma-Aldrich Corp.	9,000	522,000
		1,720,686

Computer - Services, Software & Systems - 2.8%
Adobe Systems, Inc.	15,400	761,838
Intuit, Inc.*	22,700	1,030,580
		1,792,418

Computer Technology - 2.1%
Network Appliance, Inc.*	33,800	777,400
Synopsys, Inc.*	33,100	523,973
		1,301,373

Consumer Electronics - 1.6%
Electronic Arts, Inc.*	22,500	1,034,775

Consumer Products - 0.5%
Nautilus Group, Inc.	14,600	329,814

Diversified Production - 2.0%
Danaher Corp.	24,600	1,261,488

Drug & Grocery Store Chains - 0.6%
CVS Corp.	9,000	379,170

Drugs & Pharmaceuticals - 1.0%
Medimmune, Inc.*	26,400	625,680

Education Services - 1.1%
Career Education Corp.*	25,600	727,808

Electronic Equipment & Components - 1.7%
Molex, Inc.	35,500	1,058,610

Electronics - Medical Systems - 1.3%
Affymetrix, Inc.*	27,800	853,738

Electronics - Semiconductors / Components - 10.3%
Altera Corp.*	66,500	1,301,405
Analog Devices, Inc.	22,000	853,160
Avnet, Inc.*	26,300	450,256
Flextronics International Ltd.*	82,400	1,091,800
Jabil Circuit, Inc.*	59,800	1,375,400
MEMC Electronic Materials, Inc.*	41,800	354,464
Xilinx, Inc.	41,100	1,109,700
		6,536,185

Electronics - Technology - 2.8%
Coherent, Inc.*	29,700	770,418
Trimble Navigation Ltd.*	31,050	981,180
		1,751,598

Financial Data Processing Services - 2.7%
CheckFree Corp.*	27,200	752,624
Fiserv, Inc.*	27,000	941,220
		1,693,844

Financial Information Services - 1.2%
Moody's Corp.	10,000	732,500

Financial Miscellaneous - 1.8%
H & R Block, Inc.	23,500	1,161,370

Healthcare Facilities - 2.6%
Health Management Associates, Inc.	80,750	1,649,723

Healthcare Services - 1.5%
Omnicare, Inc.	34,100	967,076

Identify Control & Filter Devices - 0.9%
Waters Corp.*	12,700	560,070

Insurance - Multi-Line - 1.6%
Willis Group Holdings Ltd.	26,600	994,840

Investment Management Companies - 1.5%
T. Rowe Price Group, Inc.	19,000	967,860

Jewelry Watches & Gems - 3.2%
Fossil, Inc.*	66,500	2,057,510

Machinery - Oil Well Equipment & Services - 2.0%
Grant Prideco, Inc.*	62,200	1,274,478

Medical & Dental - Instruments & Supplies - 8.7%
Biomet, Inc.	20,900	979,792
Henry Schein, Inc.*	15,000	934,650
Patterson Cos, Inc.*	16,700	1,278,552
St. Jude Medical, Inc.*	16,900	1,272,063
Wright Medical Group, Inc.*	41,800	1,050,016
		5,515,073

Medical Services - 2.6%
Coventry Health Care, Inc.*	30,700	1,638,459

Production Technology Equipment - 3.5%
Cognex Corp.	19,400	508,280
Lam Research Corp.*	38,700	846,756
Novellus Systems, Inc.*	33,500	890,765
		2,245,801

Recreational Vehicles & Boats - 2.3%
Harley-Davidson, Inc.	24,700	1,468,168

Restaurants - 3.7%
Cheesecake Factory, Inc.*	38,900	1,688,260
Panera Bread Co.*	17,800	668,212
		2,356,472

Retail - 13.2%
Advance Auto Parts, Inc.*	43,000	1,479,200
Fastenal Co.	15,300	881,280
PETsMART, Inc.	80,800	2,293,912
Ross Stores, Inc.	36,000	843,840
Staples, Inc.	54,500	1,625,190
Williams-Sonoma, Inc.*	33,700	1,265,435
		8,388,857

Securities Brokers & Services - 3.9%
Franklin Resources, Inc.	16,200	903,312
Legg Mason, Inc.	29,100	1,550,157
		2,453,469

Soaps & Household Chemicals - 1.0%
Church & Dwight, Inc.	22,800	639,768

Utilities - Telecommunications - 2.7%
Nextel Partners, Inc.*	105,200	1,744,216

Total Equity Securities (Cost $57,008,739)		62,290,584

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.5%	AMOUNT	VALUE
Federal Home Loan Bank Discount Notes, 10/1/04	$1,600,000	$1,600,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,600,000)		1,600,000

TOTAL INVESTMENT (Cost $58,608,739) - 100.6%		63,890,584
Other assets and liabilities, net - (0.6%)		(379,930)
NET ASSETS - 100%		$63,510,654

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 94.0%	Shares	Value
Argentina - 0.1%
Grupo Financiero Galicia SA, Class B (ADR)	3,600	$23,724

Australia - 2.3%
Australia & New Zealand Banking Group Ltd.	7,805	107,516
Australian Gas Light Co. Ltd.	3,417	33,038
National Australia Bank Ltd.*	5,670	110,793
Telstra Corp. Ltd.	31,920	107,499
		358,846

Austria - 1.1%
Mayr-Melnhof Karton AG	725	101,730
Westfield Group Ltd.*	6,697	73,773
		175,503

Belgium - 4.3%
Dexia	9,631	179,868
Fortis SA/NV	8,495	202,112
UCB SA	5,767	307,000
		688,980

Brazil - 0.9%
Banco Itau Holding Financiera SA (ADR)	700	38,850
Gerdau SA (ADR)	2,960	48,396
Tele Centro Oeste Celular Participacoes SA (ADR)	2,000	20,400
Unibanco - Uniao de Bancos Brasileiros SA (GDR)	1,500	36,345
		143,991

Canada - 0.3%
Royal Bank of Canada	1,000	47,382

Czech Republic - 0.1%
Ceske Radiokomunikace AS (GDR)*	1,200	20,629

Denmark - 0.5%
Novo-Nordisk A/S	1,450	79,366

Finland - 0.8%
Nokia Oyj	9,000	123,827

France - 2.3%
BNP Paribas SA	1,861	120,167
Carrefour SA	1,082	50,881
Havas Advertising SA
Common Stock	22,094	116,051
Warrants (strike price 0.35 Euro/share, expires 10/6/04)*	22,094	9,328
Societe Generale Groupe	730	64,586
		361,013

Germany - 7.3%
Adidas - Salomon AG	923	128,768
Altana AG	1,522	88,544
Celesio AG	1,405	95,782
Continental AG	2,938	159,684
Deutsche Bank AG	2,075	149,110
Schering AG	3,639	229,777
Volkswagen AG:
Non-Voting Preferred	5,473	148,903
Ordinary	3,916	150,695
		1,151,263

Greece - 0.2%
National Bank of Greece SA	1,139	27,665

Hong Kong - 0.6%
Hang Seng Bank Ltd.	6,600	87,598

Hungary - 0.2%
OTP Bank Rt (GDR)	900	39,825

India - 0.6%
Bajaj Auto Ltd. (GDR)	790	17,483
GAIL India Ltd. (GDR)	900	22,284
ICICI Bank Ltd. (ADR)	700	9,660
Ranbaxy Laboratories Ltd. (GDR)	600	14,400
Satyam Computer Services Ltd. (ADR)	800	18,496
State Bank of India Ltd. (GDR)	300	7,455
		89,778

Indonesia - 0.5%
PT Bank Mandiri Tbk	196,000	31,043
PT Indonesian Satellite Corp. Tbk	59,000	27,228
PT Unilever Indonesia Tbk	52,000	18,460
		76,731

Ireland - 0.4%
Bank of Ireland	4,392	59,173

Israel - 0.2%
Check Point Software Technologies Ltd.*	600	10,182
Teva Pharmaceutical Industries Ltd. (ADR)	800	20,760
		30,942

Italy - 3.1%
Enel SpA	33,782	276,023
Parmalat Finanziaria SpA (b)*	42,078	1
Telecom Italia SpA	94,736	217,043
		493,067

Japan - 21.7%
Acom Co. Ltd.	3,168	196,068
Amada Co. Ltd.	12,000	62,616
Daiichi Pharmaceutical Co. Ltd.	13,000	223,794
Denso Corp.	1,900	44,916
Eisai Co. Ltd.	4,000	108,898
Furukawa Electric Co. Ltd.*	51,000	199,936
Hoya Corp.	900	94,333
Kao Corp.	5,000	110,486
KDDI Corp.	19	92,246
Kikkoman Corp.	12,000	105,740
Kobe Steel Ltd.	91,000	132,129
Kyocera Corp.	1,500	105,495
Mazda Motor Corp.	37,933	117,384
Mizuho Financial Group, Inc.	44	165,307
Nippon Express Co. Ltd.	18,000	87,227
Nitto Denko Corp.	2,500	115,023
Ono Pharmaceutical Co. Ltd.	1,300	57,689
Osaka Gas Co. Ltd.	56,000	152,457
Sharp Corp.	6,000	82,544
Shizuoka Bank Ltd.	5,000	37,615
Sompo Japan Insurance, Inc.	11,000	93,235
Sony Corp.	2,700	92,128
Sumitomo Bakelite Co. Ltd.	6,000	36,154
Takefuji Corp.	2,120	135,632
Terumo Corp.	7,000	159,445
Tokyo Electron Ltd.	1,500	73,098
Toyo Seikan Kaisha Ltd.	5,000	77,227
Toyota Motor Corp.	10,600	405,935
Yamato Transport Co. Ltd.	6,000	82,599
		3,447,356

Mexico - 0.8%
America Movil, SA de CV (ADR)	1,100	42,933
Cemex, SA de CV (ADR)	1,235	34,753
Telefonos de Mexico, SA de CV (ADR)	1,300	41,951
		119,637

Netherlands - 7.4%
ABN AMRO Holding NV	9,056	205,676
Aegon NV	9,067	97,728
ASM Lithography Holding NV*	6,455	83,041
Buhrmann NV	12,441	93,773
Hagemeyer NV	34,215	63,730
ING Groep NV (CVA)	17,637	445,023
Koninklijke Philips Electronics NV	8,037	184,030
		1,173,001

Norway - 1.6%
DNB NOR ASA	16,610	131,400
Telenor Group ASA	16,800	127,912
		259,312

Philippines - 0.2%
Globe Telecom, Inc.	1,999	38,736

Poland - 0.2%
Bank Pekao SA (GDR)	500	17,000
Telekomunikacja Polska SA (GDR)	4,500	19,485
		36,485

Russia - 0.2%
VimpelCom (ADR)*	300	32,640

Singapore - 1.8%
DBS Group Holdings Ltd.	11,000	104,497
Overseas-Chinese Banking Corp. Ltd.	12,000	99,748
Singapore Telecommunications Ltd.	53,000	73,635
		277,880

South Africa - 1.0%
Alexander Forbes Ltd.	9,000	15,845
Bidbee Ltd.*	300	2,050
BIDVest Group Ltd.:
Common Stock	1,699	16,530
Warrants (strike price 6,000 ZAR/share, expires 12/8/06)*	120	174
Investec Ltd.	1,000	19,836
Nedcor Ltd.	2,352	21,611
Pick'n Pay Stores Ltd.	7,000	21,890
Telkom South Africa Ltd.	856	9,729
Tiger Brands Ltd.	2,000	30,271
VenFin Ltd.	6,000	20,014
		157,950

South Korea - 1.1%
Kookmin Bank (ADR)	1,700	54,128
KT Corp. (ADR)	2,530	45,717
SK Telecom Co. Ltd. (ADR)	3,452	67,142
		166,987

Spain - 2.3%
Banco Bilbao Vizcaya Argentaria SA	9,122	125,506
Banco Santander Central Hispano SA	8,839	86,270
Gas Natural SDG SA	6,186	152,861
		364,637

Sweden - 4.1%
Holmen AB	1,700	50,158
Nordea Bank AB	26,500	216,378
Telefonaktiebolaget LM Ericsson	126,000	390,778
		657,314

Switzerland - 2.6%
Credit Suisse Group	2,350	75,083
Swisscom AG	598	207,604
Zurich Financial Services Group AG	885	126,302
		408,989

Taiwan - 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	6,556	46,810
Telecom Argentina SA, Class B (ADR) *	1,600	17,472
United Microelectronics Corp. (ADR)*	15,082	50,977
		115,259

Thailand - 0.4%
Bangkok Bank PCL (NVDR)*	5,000	11,410
Charoen Pokphand Foods PCL	80,000	6,878
Electricity Generating PCL (NVDR)	7,000	11,241
Kiatnakin Finance PCL	10,000	6,943
Land & Houses PCL (NVDR)*	87,000	19,119
National Finance PCL	37,700	11,289
		66,880

Turkey - 0.4%
Turkcell Iletisim Hizmet AS (ADR)	5,623	63,034

United Kingdom - 21.7%
Aviva plc	30,749	304,664
Barclays plc	18,524	177,671
Barratt Developments plc	13,932	142,704
BG Group plc	35,648	239,340
Boots Group plc	17,132	199,044
BT Group plc	44,296	144,092
Cadbury Schweppes plc	13,588	104,508
Centrica plc*	37,315	169,498
Dixons Group plc	61,631	190,444
GlaxoSmithKline plc	14,539	313,367
HBOS plc	6,852	92,504
HSBC Holdings plc	7,665	121,652
Imperial Chemical Industries plc	11,237	42,908
Invensys plc	618,255	125,871
Next Group plc	6,870	203,025
Northern Foods plc	44,261	121,751
Reckitt Benckiser plc	4,208	103,110
Scottish & Southern Energy plc	16,494	232,525
Scottish Power plc	20,206	154,495
United Utilities plc	15,389	154,704
Wolseley plc	5,625	96,044
		3,433,921

Total Equity Securities (Cost $13,916,678)		14,899,321

	PRINCIPAL
U.S. Treasury - 0.6%	AMOUNT	VALUE
United States Treasury Bills, 2/24/05 (i)	$100,000	$99,254

Total U.S. Treasury (Cost $99,254)		99,254

TOTAL INVESTMENTS (Cost $14,015,932) - 94.6%		14,998,575
Other assets and liabilities, net - 5.4%		860,937
NET ASSETS - 100%		$15,859,512

(b) This Security is valued by the Board of Directors.

(i) Futures collateralized by 100,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depository Receipts
CVA: Certificaten Van Aandelen
GDR: Global Depository Receipts
NVDR: Non-Voting Depository Receipts
PCL: Public Company Limited
ZAR: South African Rand

Forward Foreign Currency Contracts, Open at September 30, 2004
					Contract Value	Unrealized Appreciation
Contracts to Receive/ Deliver		In Exchange	For	Settlement Date	(US$)	(Depreciation) (US$)
Purchased:
Australian Dollar	119,415	US Dollars	$83,316	26-Nov-04	$86,013	$2,697
Danish Kroner	332,000	US Dollars	53,793	26-Nov-04	55,379	1,586
Euro	243,254	US Dollars	294,775	26-Nov-04	301,965	7,190
Japanese Yen	8,767,200	US Dollars	80,533	26-Nov-04	79,806	(727)
Swedish Kroner	296,108	US Dollars	40,015	26-Nov-04	40,622	607
Swiss Franc	633,592	US Dollars	498,726	26-Nov-04	509,063	10,337
Total Purchased						$21,690
Sold:
British Pound	151,720	US Dollars	$269,853	26-Nov-04	$273,299	($3,446)
Japanese Yen	3,629,323	US Dollars	33,288	26-Nov-04	33,037	251
Swedish Kroner	357,720	US Dollars	47,244	26-Nov-04	49,074	(1,830)
Total Sold						($5,025)

Futures (i)	Number of Contracts	Expiration Date	Underlying Face Amount At Value	Unrealized Appreciation (Depreciation)
Purchased:
DAX Index	2	12/04	$242,811	($4,658)
TOPIX Index	1	12/04	100,032	(3,130)
CAC 40 Index	6	10/04	271,625	(149)
Total Purchased				($7,937)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

	PRINCIPAL
Corporate Bonds - 67.5%	AMOUNT	VALUE
Agfirst Farm Credit Bank, 7.30%, 10/14/49 (e)	$100,000	$102,419
Alcan, Inc., 2.10%, 12/8/04 (e)(r)	200,000	199,938
American Airlines, Inc.:
2.55%, 9/23/07 (r)	213,096	213,039
3.857%, 7/9/10	460,267	452,755
APL Ltd., 8.00%, 1/15/24	75,000	77,250
ASIF Global Financing Corp., 2.12438%, 3/14/08 (e)(r)	300,000	300,000
Assured Guaranty US Holdings, Inc., 7.00%, 6/1/34	150,000	162,486
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (e)	450,000	289,939
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	150,000	172,875
Avery Dennison Corp., 1.94%, 8/10/07 (r)	200,000	199,855
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	160,429	177,649
Bayview Research Center Lease Finance Trust, 6.33%, 1/15/37 (e)	100,000	108,470
Bear Stearns Co.'s, Inc., 1.98%, 1/30/09 (r)	400,000	400,656
BF Saul (REIT), 7.50%, 3/1/14	200,000	203,000
Brascan Corp., 7.125%, 6/15/12	100,000	112,306
Camp Pendleton and Quantico Military Housing LLC, 5.937%, 10/1/43 (e)	450,000	469,211
Captec Franchise Trust, 6.504%, 5/25/05 (e)	13,214	13,181
Chase Funding Mortgage Loan, 4.045%, 5/25/33	200,000	199,672
Chevy Chase Bank FSB, 6.875%, 12/1/13	100,000	101,500
CIT Group, Inc.:
1.931%, 8/31/06 (r)	500,000	499,810
2.14%, 9/20/07 (r)	200,000	199,952
Citizens Property Insurance Corp., 7.125%, 2/25/19 (e)	100,000	117,413
CNL Funding, Inc.:
7.721%, 8/25/09 (e)	154,937	163,614
Franchise Loan Trust Certificates, Interest Only, 0.948%, 8/18/16 (e)(r)	1,019,965	43,756
Continental Airlines, Inc., 2.72%, 12/6/07 (r)	150,000	150,844
Countrywide Asset-Backed Certificates, 2.29%, 12/25/34 (r)	230,000	230,582
Countrywide Home Loans, Inc.:
1.92%, 8/25/06 (r)	150,000	149,902
4.125%, 9/15/09	200,000	199,556
CSX Corp., 1.99%, 8/3/06 (r)	250,000	249,919
Daimler-Chrysler North American Holding Corp.:
3.40%, 12/15/04	200,000	200,456
7.40%, 1/20/05	100,000	101,473
2.75%, 9/26/05 (r)	700,000	701,932
Delta Air Lines, Inc., 2.41%, 1/25/08 (r)	136,086	136,942
Developers Diversified Realty Corp., 6.84%, 12/16/04	275,000	277,167
Dominion Virginia Power, 7.20%, 11/1/04	100,000	100,511
E*Trade Financial Corp., 8.00%, 6/15/11 (e)	150,000	156,000
FedEx Corp., 1.88%, 4/1/05 (r)	1,000,000	1,000,969
FFCA Secured Lending Corp., 6.37%, 9/18/25 (e)	45,090	45,001
First Republic Bank, 7.75%, 9/15/12	150,000	165,977
FMAC Loan Receivables Trust, 6.66%, 1/15/12 (e)	294,839	254,805
Ford Motor Co., 8.90%, 1/15/32	400,000	448,300
Ford Motor Credit Co.:
7.50%, 3/15/05	200,000	204,362
2.79%, 9/28/07 (r)	500,000	499,402
General Motors Acceptance Corp.:
4.15%, 2/7/05	150,000	150,822
3.63%, 5/19/05 (r)	450,000	451,778
3.08%, 9/23/08 (r)	500,000	499,900
8.00%, 11/1/31	250,000	259,597
General Motors Corp.:
8.25%, 7/15/23	100,000	105,694
8.375%, 7/15/33	300,000	318,861
Step Coupon, 0.00% to 3/15/16, 7.75% thereafter, 3/15/36	200,000	87,750
Global Signal Trust I, 3.711%, 1/15/34 (e)	147,132	144,813
Golden Securities Corp., 1.95%, 12/2/13 (e)(r)	150,000	150,071
Goldman Sachs Group, Inc.:
2.57%, 9/29/14 (r)	50,000	49,994
6.345%, 2/15/34	200,000	200,888
Great Lakes Power, Inc., 8.30%, 3/1/05	250,000	255,237
Greater Bay Bancorp, 5.25%, 3/31/08	100,000	101,148
GTE Hawaiian Telephone Co., 6.75%, 2/15/05	200,000	202,976
HCA, Inc.:
6.91%, 6/15/05	300,000	307,077
7.69%, 6/15/25	208,000	216,767
7.50%, 11/6/33	200,000	208,734
Hertz Corp., 2.90%, 8/5/08 (r)	500,000	504,706
HRPT Properties Trust, 6.25%, 8/15/16	100,000	103,017
IKON Receivables LLC, 2.00%, 12/15/07 (r)	190,013	190,094
Impac CMB Trust:
2.27%, 11/25/32 (r)	151,922	152,839
2.19%, 12/25/33 (r)	74,223	74,316
Interpool Capital Trust, 9.875%, 2/15/27	500,000	437,500
Jackson National Life Global Funding, 1.70%, 4/20/07 (e)(r)	100,000	99,883
JP Morgan Chase Capital XIII, 2.88%, 9/30/34 (r)	100,000	98,992
Kimco Realty Corp., 1.88%, 8/1/06 (r)	100,000	100,005
Leucadia National Corp.:
7.00%, 8/15/13	120,000	119,400
3.75%, 4/15/14 (e)	100,000	108,327
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	450,000	4,500
8.30%, 12/1/37 (e)(m)*	100,000	1,000
Massachusetts Institute of Technology, 7.25%, 11/2/96	50,000	61,790
Meridian Funding Co. LLC, 2.18%, 10/15/14 (e)(r)	250,000	249,769
New Valley Generation I, 7.299%, 3/15/19	436,268	512,755
New Valley Generation II, 4.929%, 1/15/21	89,755	90,678
Overseas Shipholding Group, Inc., 7.50%, 2/15/24	100,000	96,750
Pacific Gas & Electric Co., 2.30%, 4/3/06 (r)	344,000	344,502
Parker & Parsley Petroleum Co., 8.875%, 4/15/05	50,000	51,635
Post Apartment Homes LP, 6.85%, 3/16/15 (mandatory put, 3/16/05 @ 100)	100,000	101,292
RBS Capital Trust I, 2.775%, 9/29/49 (r)	800,000	805,488
Roslyn Preferred Trust I, 4.76%, 4/1/32 (e)(r)	100,000	100,500
SLM Corp., 1.61%, 7/25/35 (e)(r)	250,000	249,713
Sociedad Concesionaria Autopista Central SA, 6.223%, 12/15/26 (e)	200,000	208,358
Sovereign Bancorp, Inc., 2.10%, 8/25/06 (r)	200,000	199,926
Sovereign Bank Lease Pass-Through Trust, 12.18%, 6/30/20 (e)	248,286	400,399
Texas Municipal Gas Corp., 2.60%, 7/1/07 (e)	170,000	169,646
TIERS Trust:
8.45%, 12/1/17 (n)	219,620	2,196
7.697%, 4/15/18 (e)	97,995	98,868
Zero Coupon, 10/15/97 (e)	1,000,000	57,163
Toll Road Investors Partnership II LP:
Zero Coupon, 2/15/26 (e)	325,000	89,280
Zero Coupon, 2/15/27 (e)	1,000,000	258,584
TXU Electricity Ltd., 6.75%, 12/1/06 (e)	250,000	268,649
TXU Energy Co. LLC, 2.38%, 1/17/06 (e)(r)	200,000	200,479
Tyco International Group SA, 5.875%, 11/1/04	500,000	502,500
Tyco International Group SA, Participation Certificate Trust, 4.436%, 6/15/07 (e)	250,000	255,475
United Energy Ltd., 6.00%, 11/1/05 (e)	200,000	206,182
Valmont Industries, Inc., 6.875%, 5/1/14 (e)	100,000	103,000
VW Credit, Inc., 1.88%, 7/21/05 (e)(r)	200,000	199,964
William Street Funding Corp., 1.95%, 4/23/06 (e)(r)	250,000	250,278
World Financial Network, Credit Card Master Note Trust, 2.13%, 5/15/12 (r)	100,000	100,562

Total Corporate Bonds (Cost $22,500,555)		22,197,913

TAXABLE MUNICIPAL OBLIGATIONS - 10.3%
Alameda California Corridor Transportation Authority Zero Coupon Revenue Bonds, 10/1/27	1,500,000	384,180
Albuquerque New Mexico Airport Authority Revenue, 5.01%, 7/1/17	290,000	289,165
Denver Colorado City and County COPs, Zero Coupon, 12/15/16	500,000	259,805
Energy Northwest Washington Electric Revenue Bonds, 4.06%, 7/1/09	100,000	100,722
New Jersey State Economic Development Authority Revenue Bonds:
Zero Coupon, 2/15/19	245,000	111,144
Zero Coupon, 2/15/24	200,000	65,910
Orange County California Pension Obligation Notes, Zero Coupon, 9/1/16	236,000	124,271
Oregon School Boards Association Pension Funding GO Bonds:
Zero Coupon, 6/30/06	500,000	474,835
Zero Coupon, 6/30/23	100,000	33,583
Pembroke Pines Florida Communications Services Tax Revenue Bonds, 4.75%, 10/1/19	100,000	95,252
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/21	650,000	252,408
Providence Rhode Island GO Bonds, 5.36%, 7/15/18	500,000	504,510
San Bernardino County California Medical Center Financing Project Adjustable COPs, Zero Coupon, 8/1/15	251,000	143,908
Secaucus New Jersey Municipal Utilities Authority Revenue Bonds, 2.75%, 12/1/06	200,000	199,202
Westmoreland County Pennsylvania GO Bonds, 6.25%, 5/15/13	315,000	351,118

Total Taxable Municipal Obligations (Cost $3,288,338)		3,390,013

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 14.9%
Federal Home Loan Bank:
2.25%, 3/28/07	500,000	499,631
2.10%, 4/30/07	200,000	199,550
Federal Home Loan Bank Discount Notes, 10/1/04	4,000,000	4,000,000
Freddie Mac, 2.25%, 3/24/08	200,000	199,668

Total U.S. Government Agencies and Instrumentalities (Cost $4,900,000)		4,898,849

U.S. TREASURY - 3.1%
United States Treasury Bonds, 5.375%, 2/15/31	105,000	112,481
United States Treasury Notes:
3.50%, 8/15/09	275,000	276,545
4.25%, 8/15/14	615,000	621,341

Total U.S. Treasury (Cost $1,008,156)		1,010,367

COMMERCIAL PAPER - 2.4%
Delphi Corp., 1.842%, 11/2/04	300,000	300,000
Public Service Enterprise Group, Inc., 2.15%, 2/14/05	500,000	500,000

Total Commercial Paper (Cost $800,000)		800,000

EQUITY SECURITIES - 3.0%	SHARES
Conseco, Inc., Preferred	2,600	$64,012
First Republic Capital Corp., Preferred (e)	300	315,000
Ford Motor Co. Capital Trust II, Preferred	1,000	52,280
Manitoba Telecom Services, Inc., Class B	1,981	66,386
RC Trust I, Preferred	250,000	268,750
Richmond County Capital Corp., Preferred (e)	1,000	103,469
Roslyn Real Estate Asset Corp., Preferred	1,000	106,031

Total Equity Securities (Cost $938,653)		975,928

TOTAL INVESTMENTS (Cost $33,435,702) - 101.2%		33,273,070
Other assets and liabilities, net - (1.2%)		(410,366)
NET ASSETS - 100%		$32,862,704

* Non-income producing security.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June and July 2004. This security is no longer accruing interest.

(n) The Illinois Insurance Department has prohibited Lumbermens from making interest payments due in June, July and December 2003, as well as January, June and July 2004. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
COPs: Certificates of Participation
GO: General Obligation
IDA: Industrial Development Authority
REIT: Real Estate Investment Trust
VRDN: Variable Rate Demand Note

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS CALVERT SOCIAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.2%	Shares	Value
Advertising Agencies - 2.1%
Omnicom Group, Inc.	2,500	$182,650

Banks - Outside New York City - 2.1%
Synovus Financial Corp.	7,200	188,280

Biotechnology - Research & Production - 2.9%
Amgen, Inc.*	4,600	260,728

Chemicals - 3.4%
Air Products & Chemicals, Inc.	3,800	206,644
Ecolab, Inc.	3,100	97,464
		304,108

Communications Technology - 2.9%
Cisco Systems, Inc.*	14,000	253,400

Computer - Services, Software & Systems - 3.1%
Microsoft Corp.	10,000	276,500

Computer Technology - 2.7%
Dell, Inc.*	6,600	234,960

Consumer Products - 1.7%
Alberto-Culver Co.	3,450	150,006

Containers & Packaging - Metal & Glass - 0.9%
Aptargroup, Inc.	1,800	79,146

Cosmetics - 0.9%
Estee Lauder Co.'s, Inc.	1,900	79,420

Diversified Financial Services - 2.3%
American Express Co.	3,900	200,694

Diversified Production - 4.1%
Dover Corp.	3,300	128,271
Pentair, Inc.	6,600	230,406
		358,677

Drug & Grocery Store Chains - 2.5%
Walgreen Co.	6,200	222,146

Drugs & Pharmaceuticals - 5.4%
Johnson & Johnson	1,800	101,394
Merck & Co., Inc.	3,200	105,600
Pfizer, Inc.	8,900	272,340
		479,334

Electronic Equipment & Components - 2.8%
Emerson Electric Co.	2,700	167,103
Molex, Inc.	3,000	78,930
		246,033

Electronics - Medical Systems - 4.3%
Medtronic, Inc.	5,000	259,500
Varian Medical Systems, Inc.*	3,600	124,452
		383,952

Electronics - Semiconductors / Components - 2.8%
Intel Corp.	5,600	112,336
Microchip Technology, Inc.	5,000	134,200
		246,536

Financial Data Processing Services - 4.6%
First Data Corp.	3,693	160,646
Fiserv, Inc.*	4,000	139,440
SunGard Data Systems, Inc.*	4,600	109,342
		409,428

Foods - 1.8%
Performance Food Group Co.*	6,600	156,420

Healthcare Facilities - 2.1%
Health Management Associates, Inc.	9,300	189,999

Healthcare Services - 1.6%
Express Scripts, Inc.*	2,200	143,748

Insurance - Multi-Line - 6.3%
Aflac, Inc.	3,900	152,919
American International Group, Inc.	4,000	271,960
Lincoln National Corp.	2,900	136,300
		561,179

Investment Management Companies - 2.0%
SEI Investments Co.	5,200	175,136

Machinery - Industrial / Specialty - 3.3%
Illinois Tool Works, Inc.	3,100	288,827

Medical & Dental - Instruments & Supplies - 1.6%
Dentsply International, Inc.	2,800	145,432

Multi-Sector Companies - 1.9%
3M Co.	2,100	167,937

Oil - Crude Producers - 2.7%
EOG Resources, Inc.	3,600	237,060

Restaurants - 1.8%
Brinker International, Inc.*	5,000	155,750

Retail - 13.2%
Bed Bath & Beyond, Inc.*	5,900	218,949
CDW Corp.	3,100	179,893
Costco Wholesale Corp.	5,000	207,800
Home Depot, Inc.	3,800	148,960
Kohl's Corp.*	4,700	226,493
Staples, Inc.	6,200	184,884
		1,166,979

Securities Brokers & Services - 4.1%
A.G. Edwards, Inc.	6,000	207,720
Franklin Resources, Inc.	2,750	153,340
		361,060

Soaps & Household Chemicals - 2.0%
Procter & Gamble Co.	3,300	178,596

Utilities - Gas Distribution - 2.2%
Questar Corp.	4,200	192,444

Utilities - Telecommunications - 0.1%
Alltel Corp.	100	5,491

Total Equity Securities (Cost $7,952,568)		8,682,056

TOTAL INVESTMENTS (Cost $7,952,568) - 98.2%		8,682,056
Other assets and liabilities, net - 1.8%		159,184
NET ASSETS - 100%		$ 8,841,240

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

12 - CVS CALVERT SOCIAL INTERNATIONAL EQUITY PORTFOLIO SEMI-ANNUAL REPORT (UNAUDITED)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Series, Inc. (the"Fund"), is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of sixteen separate portfolios, seven of which are reported herein. The Money Market, Social Small Cap, Social International Equity and Social Equity Portfolios are registered as diversified portfolios. The Social Mid Cap, Social Balanced and Income Portfolios are registered as non-diversified. The operations of each series of the Fund are accounted for separately. The shares of the Fund are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings) furnished by dealers through an independent pricing service. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, $1, or .00% of net assets of Social International Equity Portfolio, were fair valued under the direction of the Board of Directors.

Foreign Currency Transactions: The Fund's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Forward Currency Contracts: The Social International Equity Portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to hedge against its currency exposure relative to that of the MSCI EAFE Index. The Portfolio's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar, and the ability of the counterparties to fulfill their obligations under the contracts. Forward currency contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset and/or liability and in the Statement of Operations as unrealized appreciation or depreciation until the contracts are closed, when they are recorded as realized forward currency contract gains or losses.

Futures Contracts: The Funds may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Funds ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

CVS AMERITAS SELECT PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 93.9%	Shares	Value
Beverage - Soft Drinks - 3.0%
Coca-Cola Enterprises, Inc.	52,900	$999,810

Biotechnology - Research & Production - 2.0%
Baxter International, Inc.	20,000	643,200

Cable Television Services - 2.4%
Liberty Media Corp.*	91,000	793,520

Communications & Media - 4.0%
Time Warner, Inc.*	80,200	1,294,428

Drugs & Pharmaceuticals - 6.9%
Bristol-Myers Squibb Co.	46,900	1,110,123
Hospira, Inc.*	38,000	1,162,800
		2,272,923

Electronics - Technology - 4.4%
Raytheon Co.	38,000	1,443,240

Financial Data Processing Services - 8.0%
First Data Corp.	40,200	1,748,700
SunGard Data Systems, Inc.*	36,300	862,851
		2,611,551

Financial Information Services - 2.1%
Moody's Corp.	9,500	695,875

Financial Miscellaneous - 5.8%
H & R Block, Inc.	38,700	1,912,554

Healthcare Services - 3.4%
Omnicare, Inc.	39,500	1,120,220

Household Equipment & Products - 2.1%
Black & Decker Corp.	9,000	696,960

Oil - Crude Producers - 4.4%
Burlington Resources, Inc.	35,000	1,428,000

Publishing - Miscellaneous - 4.7%
R.R. Donnelley & Sons Co.	49,000	1,534,680

Publishing - Newspapers - 3.4%
Knight Ridder, Inc.	17,000	1,112,650

Restaurants - 5.5%
Yum! Brands, Inc.	44,600	1,813,436

Retail - 7.1%
Autonation, Inc.*	60,000	1,024,800
TJX Co.'s, Inc.	59,000	1,300,360
		2,325,160

Savings & Loans - 15.5%
Washington Mutual, Inc.	129,800	5,072,584

Services - Commercial - 2.4%
Aramark Corp., Class B	32,600	786,964

Toys - 3.3%
Mattel, Inc.	58,900	1,067,857

Utilities - Cable, Television, & Radio - 1.5%
Cablevision Systems Corp.*	25,000	507,000

Utilities - Telecommunications - 2.0%
Sprint Corp.	32,600	656,238

Total Equity Securities (Cost $26,797,811)		30,788,850

TOTAL INVESTMENTS (Cost $26,797,811) - 93.9%		30,788,850
Other assets and liabilities, net - 6.1%		1,992,170
NET ASSETS - 100%		$32,781,020

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS INDEX 500 PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.1%	Shares	Value
Advertising Agencies - 0.2%
Interpublic Group Co.'s., Inc.*	4,500	$47,655
Omnicom Group, Inc.	2,000	146,120
		193,775

Aerospace - 1.4%
Boeing Co.	8,700	449,094
Goodrich Corp.	1,300	40,768
Lockheed Martin Corp.	4,600	256,588
Northrop Grumman Corp.	3,806	202,974
Rockwell Collins, Inc.	1,900	70,566
United Technologies Corp.	5,400	504,252
		1,524,242

Agriculture - Fish & Ranch - 0.1%
Monsanto Co.	2,840	103,433

Air Transportation - 0.3%
Delta Air Lines, Inc.*	1,500	4,935
FedEx Corp.	3,100	265,639
Southwest Airlines Co.	8,050	109,641
		380,215

Aluminum - 0.3%
Alcoa, Inc.	8,920	299,623

Auto Parts - After Market - 0.1%
Genuine Parts Co.	1,700	65,246

Auto Parts - Original Equipment - 0.1%
Dana Corp.	1,700	30,073
Delphi Corp.	5,800	53,882
Visteon Corp.	900	7,191
		91,146

Auto Trucks & Parts - 0.1%
Navistar International Corp.*	700	26,033
Paccar, Inc.	1,850	127,872
		153,905

Automobiles - 0.5%
Ford Motor Co.	19,190	269,619
General Motors Corp.	5,972	253,691
		523,310

Banks - New York City - 1.6%
Bank of New York Co., Inc.	8,200	239,194
J.P. Morgan Chase & Co.	37,138	1,475,493
		1,714,687

Banks - Outside New York City - 6.2%
AmSouth Bancorp.	3,500	85,400
Bank of America Corp.	42,440	1,838,925
BB&T Corp.	5,900	234,171
Comerica, Inc.	1,700	100,895
Fifth Third Bancorp.	5,783	284,639
First Horizon National Corp.	1,300	56,368
Huntington Bancshares, Inc.	2,330	58,041
KeyCorp Ltd.	4,300	135,880
M&T Bank Corp.	1,200	114,840
Marshall & Ilsley Corp.	2,400	96,720
Mellon Financial Corp.	4,200	116,298
National City Corp.	7,100	274,202
North Fork Bancorp., Inc.	3,200	142,240
Northern Trust Corp.	2,200	89,760
PNC Financial Services Group, Inc.	3,000	162,300
Regions Financial Corp.	4,816	159,217
SouthTrust Corp.	3,400	141,644
State Street Corp.	3,500	149,485
Suntrust Banks, Inc.	3,700	260,517
Synovus Financial Corp.	3,100	81,065
US Bancorp	19,721	569,937
Wachovia Corp.	13,600	638,520
Wells Fargo & Co.	17,500	1,043,525
Zions Bancorp.	1,000	61,040
		6,895,629

Beverage - Brewery & Winery - 0.4%
Adolph Coors Co.	400	27,168
Anheuser-Busch Co.'s, Inc.	8,400	419,580
		446,748

Beverage - Distillers - 0.0%
Brown-Forman Corp.	1,200	54,960

Beverage - Soft Drinks - 1.9%
Coca-Cola Co.	25,400	1,017,270
Coca-Cola Enterprises, Inc.	4,900	92,610
Pepsi Bottling Group, Inc.	2,800	76,020
Pepsico, Inc.	17,770	864,510
		2,050,410

Biotechnology - Research & Production - 1.3%
Amgen, Inc.*	13,280	752,711
Baxter International, Inc.	6,300	202,608
Biogen Idec, Inc.*	3,555	217,459
Chiron Corp.*	1,900	83,980
Genzyme Corp. - General Division*	2,300	125,143
Millipore Corp.*	600	28,710
		1,410,611

Building Materials - 0.2%
Masco Corp.	4,400	151,932
Vulcan Materials Co.	1,100	56,045
		207,977

Casinos & Gambling - 0.2%
Harrah's Entertainment, Inc.	1,200	63,576
International Game Technology	3,700	133,015
		196,591

Chemicals - 1.3%
Air Products & Chemicals, Inc.	2,400	130,512
Dow Chemical Co.	9,822	443,758
E.I. Du Pont de Nemours & Co.	10,500	449,400
Eastman Chemical Co.	900	42,795
Ecolab, Inc.	2,700	84,888
Great Lakes Chemical Corp.	600	15,360
Hercules, Inc.*	1,100	15,675
Praxair, Inc.	3,400	145,316
Rohm & Haas Co.	2,300	98,831
Sigma-Aldrich Corp.	700	40,600
		1,467,135

Communications & Media - 0.7%
Time Warner, Inc.*	47,200	761,808

Communications Technology - 2.7%
ADC Telecommunications, Inc.*	9,800	17,738
Avaya, Inc.*	4,558	63,539
CIENA Corp.*	5,500	10,890
Cisco Systems, Inc.*	70,100	1,268,810
Comverse Technology, Inc.*	2,200	41,426
Corning, Inc.*	14,500	160,660
JDS Uniphase Corp.*	16,200	54,594
Lucent Technologies, Inc.*	44,300	140,431
Motorola, Inc.	24,601	443,802
NCR Corp.*	900	44,631
Qualcomm, Inc.	17,000	663,680
Scientific-Atlanta, Inc.	1,600	41,472
Symbol Technologies, Inc.	2,100	26,544
Tellabs, Inc.*	4,800	44,112
		3,022,329

Computer - Services, Software & Systems - 4.4%
Adobe Systems, Inc.	2,500	123,675
Affiliated Computer Services, Inc.*	1,300	72,371
Autodesk, Inc.	1,200	58,356
BMC Software, Inc.*	2,600	41,106
Citrix Systems, Inc.*	1,700	29,784
Computer Associates International, Inc.	5,900	155,170
Computer Sciences Corp.*	1,900	89,490
Compuware Corp.*	4,600	23,690
Intuit, Inc.*	2,000	90,800
Mercury Interactive Corp.*	1,000	34,880
Microsoft Corp.	113,300	3,132,745
Novell, Inc.*	3,900	24,609
Oracle Corp.*	54,200	611,376
Parametric Technology Corp.*	3,200	16,896
Peoplesoft, Inc.*	3,800	75,430
QLogic Corp.*	1,100	32,571
Siebel Systems, Inc.*	5,200	39,208
Symantec Corp.*	3,200	175,616
Veritas Software Corp.*	4,700	83,660
		4,911,433

Computer Technology - 3.5%
Apple Computer, Inc.*	3,900	151,125
Dell, Inc.*	26,200	932,720
Electronic Data Systems Corp.	5,100	98,889
EMC Corp.*	25,600	295,424
Gateway, Inc.*	4,000	19,800
Hewlett-Packard Co.	31,784	595,950
International Business Machines Corp.	17,500	1,500,450
Network Appliance, Inc.*	3,600	82,800
Nvidia Corp.*	1,800	26,136
Sun Microsystems, Inc.*	35,400	143,016
Unisys Corp.*	3,500	36,120
		3,882,430

Consumer Electronics - 0.6%
Electronic Arts, Inc.*	3,200	147,168
Yahoo!, Inc.*	14,100	478,131
		625,299

Consumer Products - 0.8%
Alberto-Culver Co.	850	36,958
Gillette Co.	10,400	434,096
International Flavors & Fragrances, Inc.	1,000	38,200
Kimberly-Clark Corp.	5,100	329,409
Snap-On, Inc.	600	16,536
		855,199

Containers & Packaging - Paper & Plastic - 0.1%
Bemis Co.	1,200	31,896
Pactiv Corp.*	1,600	37,200
Sealed Air Corp.*	800	37,080
Temple-Inland, Inc.	600	40,290
		146,466

Copper - 0.1%
Freeport-McMoRan Copper & Gold, Inc.	1,700	68,850
Phelps Dodge Corp.	1,000	92,030
		160,880

Cosmetics - 0.2%
Avon Products, Inc.	5,000	218,400

Diversified Financial Services - 4.6%
American Express Co.	13,200	679,272
Citigroup, Inc.	53,906	2,378,333
Goldman Sachs Group, Inc.	5,000	466,200
Marsh & McLennan Co.'s	5,400	247,104
Merrill Lynch & Co., Inc.	9,800	487,256
Metlife, Inc.	7,700	297,605
Morgan Stanley	11,500	566,950
		5,122,720

Diversified Materials & Processing - 0.8%
American Standard Co.'s*	2,200	85,602
Ashland, Inc.	800	44,864
Ball Corp.	1,200	44,916
Engelhard Corp.	1,300	36,855
Tyco International Ltd.	21,025	644,626
		856,863

Diversified Production - 0.2%
Danaher Corp.	3,200	164,096
Dover Corp.	2,000	77,740
		241,836

Drug & Grocery Store Chains - 0.8%
Albertson's, Inc.	4,000	95,720
CVS Corp.	4,100	172,733
Kroger Co.*	7,800	121,056
Safeway, Inc.*	4,600	88,826
Supervalu, Inc.	1,400	38,570
Walgreen Co.	10,500	376,215
Winn-Dixie Stores, Inc.	1,400	4,326
		897,446

Drugs & Pharmaceuticals - 7.7%
Abbott Laboratories, Inc.	16,300	690,468
Allergan, Inc.	1,400	101,570
AmerisourceBergen Corp.	1,203	64,613
Bristol-Myers Squibb Co.	20,200	478,134
Cardinal Health, Inc.	4,550	199,153
Eli Lilly & Co.	11,800	708,590
Forest Laboratories, Inc.*	3,900	175,422
Gilead Sciences, Inc.*	4,400	164,472
Hospira, Inc.*	1,700	52,020
Johnson & Johnson	30,932	1,742,400
King Pharmaceuticals, Inc.*	2,500	29,850
Medimmune, Inc.*	2,700	63,990
Merck & Co., Inc.	23,000	759,000
Mylan Laboratories, Inc.	2,800	50,400
Pfizer, Inc.	78,642	2,406,445
Schering-Plough Corp.	15,500	295,430
Watson Pharmaceutical, Inc.*	1,200	35,352
Wyeth	13,900	519,860
		8,537,169

Education Services - 0.1%
Apollo Group, Inc.*	2,000	146,740

Electrical - Household Appliances - 0.1%
Maytag Corp.	800	14,696
Whirlpool Corp.	700	42,063
		56,759

Electronic Equipment & Components - 0.4%
Cooper Industries Ltd.	1,000	59,000
Emerson Electric Co.	4,400	272,316
Molex, Inc.	2,025	60,386
Power-One, Inc.*	1,100	7,128
		398,830

Electronics - 0.0%
Sanmina-SCI Corp.*	5,100	35,955

Electronics - Gauge & Meter - 0.1%
Tektronix, Inc.	1,000	33,250
Thermo Electron Corp.*	1,700	45,934
		79,184

Electronics - Medical Systems - 0.6%
Medtronic, Inc.	12,700	659,130

Electronics - Semiconductors / Components - 2.4%
Advanced Micro Devices, Inc.*	4,000	52,000
Altera Corp.*	4,100	80,237
Analog Devices, Inc.	3,900	151,242
Applied Micro Circuits Corp.*	3,500	10,955
Broadcom Corp.*	3,300	90,057
Intel Corp.	67,300	1,350,038
Jabil Circuit, Inc.*	2,200	50,600
Linear Technology Corp.	3,200	115,968
LSI Logic Corp.*	4,000	17,240
Maxim Integrated Products, Inc.	3,300	139,557
Micron Technology, Inc.*	6,500	78,195
National Semiconductor Corp.*	3,800	58,862
PMC - Sierra, Inc.*	2,000	17,620
Texas Instruments, Inc.	17,900	380,912
Xilinx, Inc.	3,700	99,900
		2,693,383

Electronics - Technology - 0.5%
General Dynamics Corp.	2,100	214,410
PerkinElmer, Inc.	1,400	24,108
Raytheon Co.	4,500	170,910
Rockwell Automation, Inc.	2,000	77,400
Solectron Corp.*	8,800	43,560
		530,388

Energy & Contracting Services - 0.0%
Fluor Corp.	800	35,616

Energy Miscellaneous - 0.2%
Calpine Corp.*	4,100	11,890
Sunoco, Inc.	700	51,786
Valero Energy Corp.	1,300	104,273
		167,949

Entertainment - 1.0%
Viacom, Inc., Class B	18,131	608,476
Walt Disney Co.	21,300	480,315
		1,088,791

Finance - Small Loan - 0.2%
SLM Corp.	4,400	196,240

Finance Companies - 0.2%
Capital One Financial Corp.	2,500	184,750

Financial Data Processing Services - 0.8%
Automatic Data Processing, Inc.	6,200	256,184
Deluxe Corp.	600	24,612
First Data Corp.	9,034	392,979
Fiserv, Inc.*	2,000	69,720
Paychex, Inc.	3,950	119,093
SunGard Data Systems, Inc.*	3,100	73,687
		936,275

Financial Information Services - 0.2%
Dow Jones & Co., Inc.	900	36,549
Equifax, Inc.	1,500	39,540
Moody's Corp.	1,600	117,200
		193,289

Financial Miscellaneous - 1.6%
AMBAC Financial Group, Inc.	1,100	87,945
Fannie Mae	10,100	640,340
Freddie Mac	7,100	463,204
H & R Block, Inc.	1,900	93,898
MBIA, Inc.	1,400	81,494
MBNA Corp.	13,100	330,120
MGIC Investment Corp.	1,000	66,550
Providian Financial Corp.*	3,200	49,728
		1,813,279

Foods - 1.3%
Campbell Soup Co.	4,200	110,418
ConAgra, Inc.	5,600	143,976
General Mills, Inc.	4,000	179,600
H.J. Heinz Co.	3,600	129,672
Hershey Foods Corp.	2,600	121,446
Kellogg Co.	4,200	179,172
McCormick & Co., Inc.	1,500	51,510
Sara Lee Corp.	8,300	189,738
Sysco Corp.	6,500	194,480
William Wrigley Jr. Co.	2,300	145,613
		1,445,625

Forest Products - 0.3%
Boise Cascade Corp.	1,000	33,280
Georgia-Pacific Corp.	2,746	98,719
Louisiana-Pacific Corp.	1,300	33,735
Weyerhaeuser Co.	2,400	159,552
		325,286

Gold - 0.2%
Newmont Mining Corp.	4,700	213,991

Healthcare Facilities - 0.4%
HCA, Inc.	4,900	186,935
Health Management Associates, Inc.	2,400	49,032
Manor Care, Inc.	900	26,964
Quest Diagnostics, Inc.	1,100	97,042
Tenet Healthcare Corp.*	5,000	53,950
		413,923

Healthcare Management Services - 1.0%
Aetna, Inc.	1,600	159,888
Caremark Rx, Inc.*	4,674	149,895
Humana, Inc.*	1,800	35,964
IMS Health, Inc.	2,461	58,867
UnitedHealth Group, Inc.	6,900	508,806
Wellpoint Health Networks, Inc.*	1,600	168,144
		1,081,564

Healthcare Services - 0.3%
Anthem, Inc.*	1,400	122,150
Express Scripts, Inc.*	800	52,272
McKesson Corp.	3,000	76,950
Medco Health Solutions, Inc.*	2,890	89,301
		340,673

Home Building - 0.2%
Centex Corp.	1,300	65,598
KB Home	500	42,245
Pulte Homes, Inc.	1,200	73,644
		181,487

Hotel / Motel - 0.3%
Hilton Hotels Corp.	4,000	75,360
Marriott International, Inc.	2,400	124,704
Starwood Hotels and Resorts Worldwide, Inc.	2,100	97,482
		297,546

Household Equipment & Products - 0.1%
Black & Decker Corp.	800	61,952
Stanley Works	800	34,024
		95,976

Household Furnishings - 0.1%
Leggett & Platt, Inc.	2,000	56,200
Newell Rubbermaid, Inc.	2,600	52,104
		108,304

Identify Control & Filter Devices - 0.3%
Agilent Technologies, Inc.*	5,078	109,532
American Power Conversion Corp.	2,300	39,997
Crane Co.	600	17,352
Pall Corp.	1,400	34,272
Parker Hannifin Corp.	1,300	76,518
Waters Corp.*	1,300	57,330
		335,001

Insurance - Life - 0.4%
Jefferson-Pilot Corp.	1,350	67,041
Principal Financial Group	3,200	115,104
Prudential Financial, Inc.	5,400	254,016
		436,161

Insurance - Multi-Line - 3.1%
Aflac, Inc.	5,200	203,892
Allstate Corp.	7,300	350,327
American International Group, Inc.	27,110	1,843,209
AON Corp.	3,400	97,716
Cigna Corp.	1,400	97,482
Cincinnati Financial Corp.	1,690	69,662
Hartford Financial Services, Inc.	3,000	185,790
Lincoln National Corp.	1,800	84,600
Loews Corp.	2,000	117,000
Safeco Corp.	1,500	68,475
St. Paul Travelers Co.'s, Inc.	7,003	231,530
Torchmark Corp.	1,100	58,498
UnumProvident Corp.	2,800	43,932
		3,452,113

Insurance - Property & Casualty - 0.5%
ACE Ltd.	2,900	116,174
Chubb Corp.	2,000	140,560
Progressive Corp.	2,300	194,925
XL Capital Ltd.	1,500	110,985
		562,644

Investment Management Companies - 0.1%
Federated Investors, Inc., Class B	1,200	34,128
Janus Capital Group, Inc.	2,700	36,747
T. Rowe Price Group, Inc.	1,400	71,316
		142,191

Jewelry Watches & Gems - 0.0%
Tiffany & Co.	1,600	49,184

Leisure Time - 0.3%
Carnival Corp.	6,600	312,114

Machinery - Agricultural - 0.2%
Deere & Co.	2,600	167,830

Machinery - Construction & Handling - 0.3%
Caterpillar, Inc.	3,600	289,620

Machinery - Engines - 0.0%
Cummins, Inc.	500	36,945

Machinery - Industrial / Specialty - 0.4%
Illinois Tool Works, Inc.	3,200	298,144
Ingersoll-Rand Co.	1,700	115,549
		413,693

Machinery - Oil Well Equipment & Services - 0.9%
Baker Hughes, Inc.	3,500	153,020
BJ Services Co.	1,700	89,097
Halliburton Co.	4,600	154,974
Nabors Industries Ltd.*	1,600	75,760
Noble Corp.*	1,500	67,425
Rowan Co.'s, Inc.*	1,100	29,040
Schlumberger Ltd.	6,200	417,322
		986,638

Medical & Dental - Instruments & Supplies - 1.3%
Bausch & Lomb, Inc.	500	33,225
Becton Dickinson & Co.	2,600	134,420
Biomet, Inc.	2,675	125,404
Boston Scientific Corp.*	8,600	341,678
C.R. Bard, Inc.	1,000	56,630
Guidant Corp.	3,300	217,932
St. Jude Medical, Inc.*	1,800	135,486
Stryker Corp.	4,200	201,936
Zimmer Holdings, Inc.*	2,580	203,923
		1,450,634

Milling - Fruit & Grain Production - 0.1%
Archer-Daniels-Midland Co.	6,992	118,724

Miscellaneous Equipment - 0.1%
W.W. Grainger, Inc.	1,000	57,650

Multi-Sector Companies - 4.7%
3M Co.	8,100	647,757
Brunswick Corp.	1,000	45,760
Eaton Corp.	1,600	101,456
Fortune Brands, Inc.	1,500	111,135
General Electric Co.	109,800	3,687,084
Honeywell International, Inc.	9,037	324,067
ITT Industries, Inc.	1,000	79,990
Johnson Controls, Inc.	2,000	113,620
Textron, Inc.	1,500	96,405
		5,207,274

Office Furniture & Business Equipment - 0.3%
Lexmark International, Inc.*	1,400	117,614
Pitney Bowes, Inc.	2,400	105,840
Xerox Corp.*	8,400	118,272
		341,726

Office Supplies - 0.1%
Avery Dennison Corp.	1,200	78,936

Offshore Drilling - 0.1%
Transocean, Inc.*	3,481	124,550

Oil - Crude Producers - 0.8%
Anadarko Petroleum Corp.	2,574	170,811
Apache Corp.	3,296	165,162
Burlington Resources, Inc.	4,200	171,360
Devon Energy Corp.	2,500	177,525
EOG Resources, Inc.	1,200	79,020
Kerr-McGee Corp.	1,500	85,875
		849,753

Oil - Integrated Domestic - 0.8%
Amerada Hess Corp.	900	80,100
ConocoPhillips	7,194	596,023
Occidental Petroleum Corp.	4,100	229,313
		905,436

Oil - Integrated International - 4.3%
ChevronTexaco Corp.	22,304	1,196,387
Exxon Mobil Corp.	67,750	3,274,357
Marathon Oil Corp.	3,600	148,608
Unocal Corp.	2,800	120,400
		4,739,752

Paints & Coatings - 0.2%
PPG Industries, Inc.	1,800	110,304
Sherwin-Williams Co.	1,400	61,544
		171,848

Paper - 0.2%
International Paper Co.	5,031	203,303
MeadWestvaco Corp.	2,161	68,936
		272,239

Photography - 0.1%
Eastman Kodak Co.	2,800	90,216

Production Technology Equipment - 0.4%
Applied Materials, Inc.*	17,800	293,522
KLA-Tencor Corp.*	2,000	82,960
Novellus Systems, Inc.*	1,700	45,203
Teradyne, Inc.*	2,000	26,800
		448,485

Publishing - Miscellaneous - 0.2%
McGraw-Hill Co.'s, Inc.	2,000	159,380
Meredith Corp.	600	30,828
R.R. Donnelley & Sons Co.	2,300	72,036
		262,244

Publishing - Newspapers - 0.4%
Gannett Co., Inc.	2,800	234,528
Knight Ridder, Inc.	800	52,360
New York Times Co.	1,500	58,650
Tribune Co.	3,502	144,107
		489,645

Radio & Television Broadcasters - 0.3%
Clear Channel Communications, Inc.	6,100	190,137
Univision Communications, Inc.*	3,500	110,635
		300,772

Railroads - 0.5%
Burlington Northern Santa Fe Corp.	3,700	141,747
CSX Corp.	2,300	76,360
Norfolk Southern Corp.	4,200	124,908
Union Pacific Corp.	2,700	158,220
		501,235

Real Estate Investment Trust - 0.4%
Apartment Investment & Management Co.	1,000	34,780
Equity Office Properties Trust	4,300	117,175
Equity Residential Properties Trust	3,000	93,000
Plum Creek Timber Co., Inc.	1,900	66,557
ProLogis	2,000	70,480
Simon Property Group, Inc.	2,100	112,623
		494,615

Recreational Vehicles & Boats - 0.2%
Harley-Davidson, Inc.	3,100	184,264

Rent & Lease Services - Commercial - 0.0%
Ryder System, Inc.	700	32,928

Restaurants - 0.7%
Darden Restaurants, Inc.	1,750	40,810
McDonald's Corp.	12,900	361,587
Starbucks Corp.*	4,200	190,932
Wendy's International, Inc.	1,200	40,320
Yum! Brands, Inc.	3,000	121,980
		755,629

Retail - 5.7%
Autonation, Inc.*	3,000	51,240
Autozone, Inc.*	900	69,525
Bed Bath & Beyond, Inc.*	3,100	115,041
Best Buy Co., Inc.	3,400	184,416
Big Lots, Inc.*	1,200	14,676
Circuit City Stores, Inc.	1,900	29,146
Costco Wholesale Corp.	4,700	195,332
Dillards, Inc.	800	15,792
Dollar General Corp.	3,550	71,533
Family Dollar Stores, Inc.	1,900	51,490
Federated Department Stores, Inc.	1,900	86,317
Fisher Scientific International*	1,200	69,996
Gap, Inc.	9,500	177,650
Home Depot, Inc.	23,000	901,600
J.C. Penney Co., Inc.	3,000	105,840
Kohl's Corp.*	3,500	168,665
Limited Brands, Inc.	4,835	107,772
Lowe's Co.'s, Inc.	8,100	440,235
May Department Stores Co.	3,200	82,016
Nordstrom, Inc.	1,500	57,360
Office Depot, Inc.*	3,300	49,599
RadioShack Corp.	1,800	51,552
Sears, Roebuck & Co.	2,300	91,655
Staples, Inc.	5,000	149,100
Target Corp.	9,500	429,875
TJX Co.'s, Inc.	5,200	114,608
Toys R US, Inc.*	2,200	39,028
Wal-Mart Stores, Inc.	44,200	2,351,440
		6,272,499

Savings & Loans - 0.5%
Golden West Financial Corp.	1,600	177,520
Sovereign Bancorp., Inc.	3,300	72,006
Washington Mutual, Inc.	8,900	347,812
		597,338

Scientific Equipment & Supplies - 0.0%
Applera Corp. - Applied Biosystems Group	2,200	41,514

Securities Brokers & Services - 0.8%
Bear Stearns Co.'s, Inc.	1,085	104,344
Charles Schwab Corp.	14,200	130,498
Countrywide Financial Corp.	5,800	228,462
E*trade Financial Corp.*	4,100	46,822
Franklin Resources, Inc.	2,500	139,400
Lehman Brothers Holdings, Inc.	2,900	231,188
		880,714

Services - Commercial - 1.2%
Allied Waste Industries, Inc.*	3,700	32,745
Cendant Corp.	10,700	231,120
Cintas Corp.	1,800	75,672
Convergys Corp.*	1,600	21,488
eBay, Inc.*	6,900	634,386
Monster Worldwide, Inc.*	1,200	29,568
Robert Half International, Inc.	1,800	46,386
Sabre Holdings Corp.	1,434	35,176
Waste Management, Inc.	6,200	169,508
		1,276,049

Shoes - 0.2%
Nike, Inc., Class B	2,800	220,640
Reebok International Ltd.	600	22,032
		242,672

Soaps & Household Chemicals - 1.6%
Clorox Co.	2,100	111,930
Colgate-Palmolive Co.	5,600	253,008
Procter & Gamble Co.	26,500	1,434,180
		1,799,118

Steel - 0.1%
Allegheny Technologies, Inc.	750	13,688
Nucor Corp.	800	73,096
United States Steel Corp.	1,000	37,620
Worthington Industries	900	19,215
		143,619

Telecommunications Equipment - 0.0%
Andrew Corp.*	1,900	23,256

Textiles Apparel Manufacturers - 0.2%
Coach, Inc.*	2,000	84,840
Jones Apparel Group, Inc.	1,400	50,120
Liz Claiborne, Inc.	1,100	41,492
VF Corp.	1,200	59,340
		235,792

Tires & Rubber - 0.0%
Cooper Tire & Rubber Co.	800	16,136
Goodyear Tire & Rubber Co.*	1,800	19,332
		35,468

Tobacco - 1.1%
Altria Group, Inc.	21,300	1,001,952
Reynolds American, Inc.	1,500	102,060
UST, Inc.	1,800	72,468
		1,176,480

Toys - 0.1%
Hasbro, Inc.	1,900	35,720
Mattel, Inc.	4,500	81,585
		117,305

Transportation Miscellaneous - 0.8%
United Parcel Service, Inc., Class B	11,800	895,856

Utilities - Cable, Television, & Radio - 0.6%
Comcast Corp., Special Class A*	23,381	660,279

Utilities - Electrical - 2.6%
AES Corp.*	6,700	66,933
Allegheny Energy, Inc.*	1,600	25,536
Ameren Corp.	1,900	87,685
American Electric Power Co., Inc.	4,100	131,036
Centerpoint Energy, Inc.	3,200	33,152
Cinergy Corp.	1,900	75,240
CMS Energy Corp.*	1,800	17,136
Consolidated Edison, Inc.	2,400	100,896
Constellation Energy Group, Inc.	1,800	71,712
Dominion Resources, Inc.	3,416	222,894
DTE Energy Co.	1,800	75,942
Duke Energy Corp.	9,600	219,744
Edison International	3,200	84,832
Entergy Corp.	2,300	139,403
Exelon Corp.	6,800	249,492
FirstEnergy Corp.	3,461	142,178
FPL Group, Inc.	1,900	129,808
NiSource, Inc.	2,940	61,769
PG&E Corp.*	4,200	127,680
Pinnacle West Capital Corp.	1,000	41,500
PPL Corp.	1,900	89,642
Progress Energy, Inc.	2,541	107,586
Public Service Enterprise Group	2,500	106,500
Southern Co.	7,800	233,844
Teco Energy, Inc.	2,000	27,060
TXU Corp.	3,100	148,552
XCEL Energy, Inc.	4,345	75,256
		2,893,008

Utilities - Gas Distribution - 0.2%
KeySpan Corp.	1,700	66,640
Kinder Morgan, Inc.	1,200	75,384
Nicor, Inc.	500	18,350
Peoples Energy Corp.	400	16,672
Sempra Energy	2,400	86,856
		263,902

Utilities - Gas Pipelines - 0.1%
Dynegy, Inc.*	4,500	22,455
El Paso Energy Corp.	7,059	64,872
Williams Co.'s, Inc.	5,100	61,710
		149,037

Utilities - Telecommunications - 3.6%
Alltel Corp.	3,100	170,221
AT&T Corp.	8,515	121,935
AT&T Wireless Services, Inc.*	28,075	414,948
Bellsouth Corp.	19,100	517,992
CenturyTel, Inc.	1,400	47,936
Citizens Communications Co.	3,000	40,170
Nextel Communications, Inc.*	11,500	274,160
Qwest Communications International, Inc.*	18,834	62,717
SBC Communications, Inc.	34,300	890,085
Sprint Corp.	15,100	303,963
Verizon Communications, Inc.	28,744	1,131,939
		3,976,066

Total Equity Securities (Cost $126,634,009)		108,483,515

MONEY MARKET FUNDS - 1.7%
AIM STIC Prime Fund	1,862,737	1,862,737
Federated Prime Obligations Fund	16	16

Total Money Market Funds (Cost $1,862,753)		1,862,753

	PRINCIPAL
U.S. TREASURY - 0.6%	AMOUNT
U.S. Treasury Bills, 12/9/04#	$645,000	643,022

Total U.S. Treasury (Cost $643,022)		643,022

TOTAL INVESTMENTS (Cost $129,139,784) - 100.4%		110,989,290
Other assets and liabilities, net - (0.4%)		(405,792)
NET ASSETS - 100%		$110,583,498

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
FUTURES#	Contracts	Date	at Value	(Depreciation)
Purchased:
E-mini S&P 500	47	12/04	$2,620,015	($22,055)

* Non-income producing security.
# Futures collateralized by 645,000 units of U.S. Treasury Bills.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL CAPITALIZATION PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 98.2%	Shares	Value
Aerospace - 1.2%
United Defense Industries, Inc.*	10,600	$423,894

Banks - Outside New York City - 2.5%
East-West Bancorp, Inc.	8,500	285,515
Wintrust Financial Corp.	10,800	618,624
		904,139

Biotechnology - Research & Production - 4.0%
Encysive Pharmaceuticals, Inc.*	42,600	384,678
Neurocrine Biosciences, Inc.*	6,800	320,688
Rigel Pharmaceuticals, Inc.*	13,500	341,550
Telik, Inc.*	17,800	396,940
		1,443,856

Casinos & Gambling - 2.6%
Shuffle Master, Inc.*	24,700	925,262

Chemicals - 5.2%
Georgia Gulf Corp.	21,000	936,390
Westlake Chemical Corp.*	41,200	918,760
		1,855,150

Coal - 0.9%
Arch Coal, Inc.	8,700	308,763

Commercial Information Services - 3.2%
Aladdin Knowledge Systems Ltd.*	50,700	1,135,731

Communications Technology - 5.4%
Ditech Communications Corp.*	22,300	499,297
Extreme Networks, Inc.*	80,300	357,335
Novatel Wireless, Inc.*	25,800	606,300
WebEx Communications, Inc.*	21,100	460,402
		1,923,334

Computer - Services, Software & Systems - 8.6%
Hyperion Solutions Corp.*	12,200	414,678
MicroStrategy, Inc.*	7,600	312,284
SI International, Inc.*	14,600	319,886
SRA International, Inc.*	9,400	484,664
Websense, Inc.*	27,500	1,145,925
Zoran Corp.*	26,100	410,292
		3,087,729

Computer Technology - 2.1%
Synaptics, Inc.*	38,100	768,096

Diversified Financial Services - 0.8%
Jones Lang LaSalle, Inc.*	8,800	290,488

Drugs & Pharmaceuticals - 7.0%
Dendreon Corp.*	37,000	311,170
Impax Laboratories, Inc.*	26,400	405,504
Ista Pharmaceuticals, Inc.*	30,300	369,357
Medicines Co.*	16,800	405,552
Onyx Pharmaceuticals, Inc.*	8,900	382,789
Salix Pharmaceuticals Ltd.*	29,400	632,688
		2,507,060

Education Services - 2.5%
Bright Horizons Family Solutions, Inc.*	10,500	570,045
Corinthian Colleges, Inc.*	23,900	322,172
		892,217

Electrical & Electronics - 1.6%
Benchmark Electronics, Inc.*	19,700	587,060

Electronics - 3.2%
Flir Systems, Inc.*	12,800	748,800
Ii-Vi, Inc.*	11,200	392,112
		1,140,912

Electronics - Semiconductors / Components - 6.3%
Microsemi Corp.*	71,800	1,012,380
Pixelworks, Inc.*	57,800	578,578
Skyworks Solutions, Inc.*	71,600	680,200
		2,271,158

Electronics - Technology - 0.8%
DRS Technologies, Inc.*	7,500	280,800

Identify Control & Filter Devices - 1.9%
Mine Safety Appliances Co.	16,900	688,168

Investment Management Companies - 1.3%
Affiliated Managers Group, Inc.*	8,800	471,152

Jewelry Watches & Gems - 1.9%
Fossil, Inc.*	22,650	700,791

Machinery - Oil Well Equipment & Services - 0.7%
Hornbeck Offshore Services, Inc.*	14,700	243,132

Machinery - Specialty - 1.6%
Bucyrus International, Inc.*	16,900	567,840

Medical & Dental - Instruments & Supplies - 4.4%
Advanced Medical Optics, Inc.*	9,400	371,958
Cooper Co's, Inc.	17,400	1,192,770
		1,564,728

Medical Services - 1.6%
Covance, Inc.*	14,500	579,565

Metals & Minerals Miscellaneous - 1.5%
Brush Engineered Materials, Inc.*	25,400	526,034

Miscellaneous Materials & Commodities - 1.0%
Ceradyne, Inc.*	8,100	355,671

Oil - Crude Producers - 4.1%
Range Resources Corp.	32,000	559,680
TODCO*	52,400	909,140
		1,468,820

Oil & Gas - Exploration & Production - 1.3%
Quicksilver Resources, Inc.*	14,300	467,181

Rent & Lease Services - Commercial - 1.1%
Aaron Rents, Inc., Class B	18,875	410,720

Retail - 3.0%
American Eagle Outfitters, Inc.	22,100	814,385
Stein Mart, Inc.*	18,000	273,960
		1,088,345

Services - Commercial - 9.0%
Corporate Executive Board Co.	18,200	1,114,568
CoStar Group, Inc.*	13,100	644,389
Labor Ready, Inc.*	35,500	497,710
Monster Worldwide, Inc.*	23,100	569,184
MPS Group, Inc.*	48,300	406,203
		3,232,054

Telecommunications Equipment - 3.3%
AMX Corp.*	30,700	553,828
Applied Signal Technology, Inc.	19,500	623,805
		1,177,633

Truckers - 1.3%
Overnite Corp.	15,100	474,593

Unclassified - 0.4%
Cogent, Inc.*	8,700	158,514

Utilities - Telecommunications - 0.9%
Alvarion Ltd.*	24,100	311,854

Total Equity Securities (Cost $30,930,742)		35,232,444

TOTAL INVESTMENTS (Cost $30,930,742) - 98.2%		35,232,444
Other assets and liabilities, net - 1.8%		647,728
NET ASSETS - 100%		$35,880,172

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 99.0%	Shares	Value
Aerospace - 0.5%
Boeing Co.	7,300	$376,826

Air Transportation - 1.5%
FedEx Corp.	13,900	1,191,091

Banks - New York City - 0.2%
Bank of New York Co., Inc.	6,350	185,229

Banks - Outside New York City - 1.0%
Wells Fargo & Co.	13,500	805,005

Biotechnology - Research & Production - 5.6%
Biogen Idec, Inc.*	27,800	1,700,526
Genentech, Inc.*	17,400	912,108
ImClone Systems, Inc.*	16,100	850,885
OSI Pharmaceuticals, Inc.*	16,650	1,023,309
		4,486,828

Chemicals - 2.1%
Dow Chemical Co.	38,000	1,716,840

Communications & Media - 1.7%
Time Warner, Inc.*	85,400	1,378,356

Communications Technology - 5.0%
Avaya, Inc.*	31,500	439,110
Cisco Systems, Inc.*	69,850	1,264,285
Motorola, Inc.	73,800	1,331,352
Qualcomm, Inc.	15,550	607,072
Symbol Technologies, Inc.	29,200	369,088
		4,010,907

Computer - Services, Software & Systems - 5.4%
Microsoft Corp.	114,350	3,161,777
Oracle Corp.*	101,000	1,139,280
		4,301,057

Computer Technology - 0.3%
EMC Corp.*	19,000	219,260

Consumer Electronics - 7.1%
Google, Inc.*	12,300	1,594,080
NetFlix, Inc.*	101,700	1,568,214
Yahoo!, Inc.*	75,300	2,553,423
		5,715,717

Diversified Financial Services - 2.6%
American Express Co.	31,450	1,618,417
Citigroup, Inc.	10,350	456,642
		2,075,059

Diversified Materials & Processing - 2.5%
Tyco International Ltd.	65,900	2,020,494

Drug & Grocery Store Chains - 2.1%
CVS Corp.	39,800	1,676,774

Drugs & Pharmaceuticals - 9.2%
Abbott Laboratories, Inc.	18,600	787,896
Allergan, Inc.	10,400	754,520
Eyetech Pharmaceuticals, Inc.*	11,100	377,289
Gilead Sciences, Inc.*	38,950	1,455,951
IVAX Corp.*	58,850	1,126,978
Pfizer, Inc.	49,900	1,526,940
Sepracor, Inc.*	19,300	941,454
Teva Pharmaceutical Industries Ltd. (ADR)	15,600	404,820
		7,375,848

Electronics - Medical Systems - 1.0%
Medtronic, Inc.	15,750	817,425

Electronics - Semiconductors / Components - 6.5%
Altera Corp.*	41,450	811,177
Analog Devices, Inc.	28,850	1,118,803
Broadcom Corp.*	18,350	500,771
Freescale Semiconductor, Inc.*	27,200	388,960
Intel Corp.	58,700	1,177,522
Linear Technology Corp.	27,450	994,788
National Semiconductor Corp.*	13,550	209,890
		5,201,911

Entertainment - 0.5%
Viacom, Inc., Class B	11,400	382,584

Financial Data Processing Services - 2.7%
Automatic Data Processing, Inc.	17,600	727,232
First Data Corp.	32,300	1,405,050
		2,132,282

Healthcare Facilities - 1.5%
HCA, Inc.	30,900	1,178,835

Healthcare Management Services - 3.9%
Aetna, Inc.	10,350	1,034,276
Caremark Rx, Inc.*	26,550	851,458
UnitedHealth Group, Inc.	16,850	1,242,519
		3,128,253

Hotel / Motel - 1.5%
Starwood Hotels and Resorts Worldwide, Inc.	26,100	1,211,562

Insurance - Multi-Line - 1.4%
American International Group, Inc.	16,450	1,118,436

Investment Management Companies - 1.9%
Affiliated Managers Group, Inc.*	12,275	657,203
T. Rowe Price Group, Inc.	16,500	840,510
		1,497,713

Leisure Time - 1.8%
Carnival Corp.	17,900	846,491
Royal Caribbean Cruises Ltd.	14,100	614,760
		1,461,251

Machinery - Oil Well Equipment & Services - 3.5%
National-Oilwell, Inc.*	24,400	801,784
Patterson-UTI Energy, Inc.	29,500	562,565
Schlumberger Ltd.	21,800	1,467,358
		2,831,707

Medical & Dental - Instruments & Supplies - 1.6%
Boston Scientific Corp.*	21,200	842,276
Guidant Corp.	6,400	422,656
		1,264,932

Multi-Sector Companies - 2.9%
Fortune Brands, Inc.	10,650	789,059
General Electric Co.	46,650	1,566,507
		2,355,566

Oil - Crude Producers - 2.2%
Devon Energy Corp.	10,975	779,335
EOG Resources, Inc.	14,400	948,240
		1,727,575

Oil - Integrated International - 1.0%
BP plc (ADR)	14,600	839,938

Production Technology Equipment - 2.5%
Applied Materials, Inc.*	97,200	1,602,828
Teradyne, Inc.*	27,800	372,520
		1,975,348

Radio & Television Broadcasters - 2.6%
XM Satellite Radio Holdings, Inc.*	66,550	2,064,381

Retail - 6.4%
Bed Bath & Beyond, Inc.*	21,700	805,287
Lowe's Co.'s, Inc.	7,400	402,190
Target Corp.	51,650	2,337,162
Wal-Mart Stores, Inc.	30,300	1,611,960
		5,156,599

Securities Brokers & Services - 1.0%
Lehman Brothers Holdings, Inc.	10,100	805,172

Services - Commercial - 4.3%
Accenture Ltd.*	15,400	416,570
eBay, Inc.*	24,250	2,229,545
IAC / InterActiveCorp*	36,400	801,528
		3,447,643

Shoes - 0.5%
Nike, Inc., Class B	5,200	409,760

Telecommunications Equipment - 1.0%
Research In Motion Ltd.*	10,300	786,302

Total Equity Securities (Cost $75,981,372)		79,330,466

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 1.0%	AMOUNT	VALUE
Fannie Mae Discount Notes, 11/5/04	$600,000	$598,973
Freddie Mac Discount Notes, 12/28/04	200,000	199,120

Total U.S. Government Agencies and Instrumentalities (Cost $798,093)		798,093

TOTAL INVESTMENTS (Cost $76,779,465) - 100.0%		80,128,559
Other assets and liabilities, net - 0.0%		38,594
NET ASSETS - 100%		$80,167,153

* Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS CORE STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 97.6%	Shares	Value
Air Transportation - 2.5%
Southwest Airlines Co.	116,333	$1,584,456

Banks - New York City - 3.2%
Bank of New York Co., Inc.	71,700	2,091,489

Banks - Outside New York City - 5.8%
Bank of America Corp.	29,600	1,282,568
Lloyds TSB Group plc (ADR)	45,100	1,419,748
Wells Fargo & Co.	17,700	1,055,451
		3,757,767

Biotechnology - Research & Production - 1.7%
Amgen, Inc.*	19,200	1,088,256

Communications & Media - 2.1%
Time Warner, Inc.*	85,700	1,383,198

Computer - Services, Software & Systems - 5.6%
Affiliated Computer Services, Inc.*	18,700	1,041,029
Microsoft Corp.	93,200	2,576,980
		3,618,009

Computers - Peripherals - 0.0%
Seagate Technology, Inc., Escrowed*	3,390	-

Consumer Products - 2.0%
American Greetings Corp.*	51,000	1,281,120

Containers & Packaging - Paper & Plastic - 1.1%
Smurfit-Stone Container Corp.*	35,200	681,824

Diversified Financial Services - 3.1%
Citigroup, Inc.	45,200	1,994,224

Drugs & Pharmaceuticals - 3.9%
Cardinal Health, Inc.	16,100	704,697
Pfizer, Inc.	58,300	1,783,980
		2,488,677

Electronics - Semiconductors / Components - 2.1%
Texas Instruments, Inc.	63,600	1,353,408

Entertainment - 2.3%
Fox Entertainment Group, Inc.*	52,600	1,459,124

Financial Miscellaneous - 2.8%
Fannie Mae	28,815	1,826,871

Healthcare Facilities - 2.1%
Health Management Associates, Inc.	65,400	1,336,122

Healthcare Management Services - 6.4%
Caremark Rx, Inc.*	46,900	1,504,083
Eclipsys Corp.*	66,800	1,042,080
UnitedHealth Group, Inc.	21,100	1,555,914
		4,102,077

Healthcare Services - 2.1%
Anthem, Inc.*	15,900	1,387,275

Insurance - Multi-Line - 8.1%
American International Group, Inc.	19,200	1,305,408
AON Corp.	50,100	1,439,874
Lincoln National Corp.	19,900	935,300
St. Paul Travelers Co.'s, Inc.	47,300	1,563,738
		5,244,320

Investment Management Companies - 2.0%
T. Rowe Price Group, Inc.	25,500	1,298,970

Medical & Dental - Instruments & Supplies - 2.1%
Guidant Corp.	20,700	1,367,028

Multi-Sector Companies - 3.6%
General Electric Co.	68,300	2,293,514

Oil - Integrated International - 7.2%
Exxon Mobil Corp.	50,800	2,455,164
Unocal Corp.	50,300	2,162,900
		4,618,064

Radio & Television Broadcasters - 2.5%
DIRECTV Group, Inc.*	92,631	1,629,379

Railroads - 2.5%
Union Pacific Corp.	27,000	1,582,200

Retail - 7.0%
Linens 'N Things, Inc.*	48,596	1,125,969
Lowe's Co.'s, Inc.	35,000	1,902,250
Target Corp.	32,900	1,488,725
		4,516,944

Securities Brokers & Services - 1.2%
E*trade Financial Corp.*	66,100	754,862

Services - Commercial - 1.2%
FTI Consulting, Inc.*	41,700	788,130

Soaps & Household Chemicals - 1.6%
Colgate-Palmolive Co.	23,500	1,061,730

Telecommunications Equipment - 0.7%
Crown Castle International Corp.*	29,300	435,984

Utilities - Cable, Television, & Radio - 2.1%
Comcast Corp.*	48,800	1,362,496

Utilities - Telecommunications - 7.0%
Alltel Corp.	30,700	1,685,737
Nextel Communications, Inc.*	54,800	1,306,432
NII Holdings, Inc.*	36,700	1,512,407
		4,504,576

Total Equity Securities (Cost $61,466,316)		62,892,094

TOTAL INVESTMENTS (Cost $61,466,316) - 97.6%		62,892,094
Other assets and liabilities, net - 2.4%		1,549,801
NET ASSETS - 100%		$64,441,895

* Non-income producing security.

Abbreviations:
ADR: American Depository Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS INCOME & GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 94.9%	Shares	Value
Aerospace - 2.3%
United Technologies Corp.	10,450	$975,821

Banks - Outside New York City - 5.0%
North Fork Bancorp., Inc.	25,250	1,122,363
Wells Fargo & Co.	16,900	1,007,747
		2,130,110

Biotechnology - Research & Production - 3.4%
Amgen, Inc.*	10,500	595,140
Biogen Idec, Inc.*	9,500	581,115
ImClone Systems, Inc.*	5,700	301,245
		1,477,500

Chemicals - 2.7%
Dow Chemical Co.	25,300	1,143,054

Communications Technology - 3.4%
Cisco Systems, Inc.*	48,500	877,850
Motorola, Inc.	33,200	598,928
		1,476,778

Computer - Services, Software & Systems - 4.5%
Microsoft Corp.	53,100	1,468,215
PalmSource, Inc.*	22,250	461,465
		1,929,680

Consumer Electronics - 3.5%
NetFlix, Inc.*	18,750	289,125
Yahoo!, Inc.*	36,200	1,227,542
		1,516,667

Consumer Products - 1.3%
Kimberly-Clark Corp.	8,750	565,162

Diversified Financial Services - 3.3%
Citigroup, Inc.	32,300	1,425,076

Diversified Materials & Processing - 3.0%
Tyco International Ltd.	42,000	1,287,720

Drug & Grocery Store Chains - 1.8%
CVS Corp.	18,800	792,044

Drugs & Pharmaceuticals - 7.0%
Abbott Laboratories, Inc.	5,200	220,272
Bristol-Myers Squibb Co.	31,200	738,504
Gilead Sciences, Inc.*	17,800	665,364
Johnson & Johnson	17,400	980,142
Merck & Co., Inc.	12,100	399,300
		3,003,582

Electronics - Semiconductors / Components - 4.5%
Altera Corp.*	11,200	219,184
Analog Devices, Inc.	8,400	325,752
Intel Corp.	48,950	981,937
Texas Instruments, Inc.	18,300	389,424
		1,916,297

Electronics - Technology - 2.4%
Rockwell Automation, Inc.	26,500	1,025,550

Entertainment - 2.4%
Viacom, Inc., Class B	30,100	1,010,156

Finance - Small Loan - 1.0%
First Marblehead Corp.*	9,000	417,600

Hotel / Motel - 2.5%
Starwood Hotels and Resorts Worldwide, Inc.	22,900	1,063,018

Insurance - Multi-Line - 3.4%
American International Group, Inc.	10,700	727,493
Genworth Financial, Inc.*	32,000	745,600
		1,473,093

Leisure Time - 2.5%
Carnival Corp.	22,600	1,068,754

Machinery - Oil Well Equipment & Services - 2.3%
Schlumberger Ltd.	14,650	986,091

Medical & Dental - Instruments & Supplies - 1.1%
Stryker Corp.	10,250	492,820

Multi-Sector Companies - 4.0%
General Electric Co.	51,125	1,716,778

Oil - Integrated International - 4.9%
BP plc (ADR)	19,200	1,104,576
Exxon Mobil Corp.	20,300	981,099
		2,085,675

Production Technology Equipment - 0.8%
Applied Materials, Inc.*	19,550	322,379

Radio & Television Broadcasters - 1.2%
XM Satellite Radio Holdings, Inc.*	17,150	531,993

Retail - 7.5%
Best Buy Co., Inc.	11,500	623,760
Home Depot, Inc.	17,400	682,080
Kohl's Corp.*	4,800	231,312
Target Corp.	17,300	782,825
Wal-Mart Stores, Inc.	16,650	885,780
		3,205,757

Securities Brokers & Services - 1.7%
Lehman Brothers Holdings, Inc.	9,100	725,452

Services - Commercial - 3.1%
eBay, Inc.*	14,300	1,314,742

Soaps & Household Chemicals - 1.6%
Procter & Gamble Co.	12,500	676,500

Telecommunications Equipment - 1.3%
Nokia OYJ (ADR)	39,900	547,428

Tobacco - 0.7%
Altria Group, Inc.	6,650	312,816

Utilities - Electrical - 2.5%
Entergy Corp.	18,000	1,090,980

Utilities - Telecommunications - 2.3%
Verizon Communications, Inc.	24,700	972,686

Total Equity Securities (Cost $37,584,295)		40,679,759

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.3%	AMOUNT	VALUE
Fannie Mae Discount Notes, 11/5/04	$200,000	$199,658
Federal Home Loan Bank Discount Notes:
10/19/04	850,000	849,273
10/29/04	400,000	399,474
Freddie Mac Discount Notes:
12/8/04	100,000	99,711
12/14/04	300,000	298,952

Total U.S. Government Agencies and Instrumentalities (Cost $1,847,068)		1,847,068

TOTAL INVESTMENTS (Cost $39,431,363) - 99.2%		42,526,827
Other assets and liabilities, net - 0.8%		336,908
NET ASSETS - 100%		$42,863,735

* Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 97.3%	Shares	Value
Air Transportation - 0.2%
JetBlue Airways Corp.*	8,000	$167,360

Auto Parts - Original Equipment - 0.5%
Autoliv, Inc.	8,450	341,380

Banks - Outside New York City - 3.6%
East-West Bancorp, Inc.	19,750	663,402
North Fork Bancorp., Inc.	20,400	906,780
Zions Bancorp.	13,400	817,936
		2,388,118

Biotechnology - Research & Production - 3.3%
Genzyme Corp. - General Division*	12,300	669,243
ImClone Systems, Inc.*	12,800	676,480
OSI Pharmaceuticals, Inc.*	14,100	866,586
		2,212,309

Casinos & Gambling - 0.9%
Kerzner International Ltd.*	6,700	294,599
Station Casinos, Inc.	6,500	318,760
		613,359

Chemicals - 1.4%
Millennium Chemicals, Inc.*	45,150	957,631

Coal - 1.8%
Peabody Energy Corp.	19,900	1,184,050

Communications & Media - 0.4%
Gemstar-TV Guide International, Inc.*	48,100	271,765

Communications Technology - 5.5%
Avaya, Inc.*	71,050	990,437
L-3 Communications Holdings, Inc.	20,260	1,357,420
SpectraSite, Inc.*	22,350	1,039,275
Symbol Technologies, Inc.	23,075	291,668
		3,678,800

Computer - Services, Software & Systems - 5.8%
Akamai Technologies, Inc.*	93,500	1,313,675
Amdocs Ltd.*	23,250	507,548
Cognos, Inc.*	9,200	326,784
NAVTEQ Corp.*	18,600	662,904
PalmSource, Inc.*	53,050	1,100,257
		3,911,168

Computer Technology - 4.3%
Apple Computer, Inc.*	34,700	1,344,625
PalmOne, Inc.*	49,850	1,517,434
		2,862,059

Consumer Electronics - 6.0%
Activision, Inc.*	24,150	334,960
Garmin Ltd.	26,700	1,154,775
NetFlix, Inc.*	101,300	1,562,046
Take-Two Interactive Software, Inc.*	29,500	969,075
		4,020,856

Diversified Production - 1.0%
Pentair, Inc.	18,400	642,344

Drugs & Pharmaceuticals - 7.3%
Elan Corp. plc (ADR)*	56,550	1,323,270
Eyetech Pharmaceuticals, Inc.*	25,350	861,647
IVAX Corp.*	64,375	1,232,781
QLT, Inc.*	31,300	521,145
Sepracor, Inc.*	19,650	958,527
		4,897,370

Electronics - Medical Systems - 0.7%
Given Imaging Ltd.*	3,950	151,878
Varian Medical Systems, Inc.*	9,400	324,958
		476,836

Electronics - Semiconductors / Components - 4.0%
Altera Corp.*	49,700	972,629
Broadcom Corp.*	12,250	334,303
Freescale Semiconductor, Inc.*	23,250	332,475
National Semiconductor Corp.*	11,350	175,811
Skyworks Solutions, Inc.*	90,250	857,375
		2,672,593

Electronics - Technology - 2.8%
Rockwell Automation, Inc.	30,550	1,182,285
Trimble Navigation Ltd.*	21,750	687,300
		1,869,585

Energy Miscellaneous - 0.9%
Teekay Shipping Corp.	14,400	620,496

Entertainment - 0.7%
International Speedway Corp.	9,950	496,505

Finance - Small Loan - 1.4%
First Marblehead Corp.*	20,700	960,480

Funeral Parlors & Cemetery - 1.4%
Service Corp. International*	152,300	945,783

Healthcare Management Services - 1.6%
AMERIGROUP Corp.*	18,700	1,051,875

HomeBuilding - 0.8%
Toll Brothers, Inc.*	10,950	507,313

Hotel / Motel - 0.7%
Wynn Resorts Ltd.*	9,500	491,055

Investment Management Companies - 2.5%
Affiliated Managers Group, Inc.*	30,700	1,643,678

Jewelry Watches & Gems - 1.2%
Fossil, Inc.*	9,100	281,554
Tiffany & Co.	16,900	519,506
		801,060

Leisure Time - 1.3%
Royal Caribbean Cruises Ltd.	19,700	858,920

Machinery - Oil Well Equipment & Services - 5.7%
Cooper Cameron Corp.*	24,880	1,364,419
National-Oilwell, Inc.*	50,800	1,669,288
Patterson-UTI Energy, Inc.	39,800	758,986
		3,792,693

Medical & Dental - Instruments & Supplies - 4.3%
Advanced Medical Optics, Inc.*	14,300	565,851
C.R. Bard, Inc.	8,700	492,681
Cytyc Corp.*	25,300	610,995
Kinetic Concepts, Inc.*	22,650	1,190,258
		2,859,785

Medical Services - 1.7%
Covance, Inc.*	16,050	641,518
Magellan Health Services, Inc.*	13,600	497,216
		1,138,734

Oil - Crude Producers - 1.7%
EOG Resources, Inc.	17,100	1,126,035

Production Technology Equipment - 2.2%
KLA-Tencor Corp.*	15,550	645,014
Teradyne, Inc.*	63,900	856,260
		1,501,274

Radio & Television Broadcasters - 2.8%
XM Satellite Radio Holdings, Inc.*	59,550	1,847,241

Restaurants - 2.0%
Applebee's International, Inc.	25,300	639,584
Cheesecake Factory, Inc.*	16,150	700,910
		1,340,494

Retail - 3.8%
Chico's FAS, Inc.*	10,400	355,680
Dollar Tree Stores, Inc.*	18,400	495,880
Fisher Scientific International*	16,150	942,030
Hot Topic, Inc.*	15,950	271,788
Tractor Supply Co.*	15,800	496,752
		2,562,130

Securities Brokers & Services - 1.5%
Legg Mason, Inc.	18,450	982,832

Services - Commercial - 1.0%
Corporate Executive Board Co.	11,150	682,826

Telecommunications Equipment - 0.4%
Andrew Corp.*	24,650	301,716

Textiles Apparel Manufacturers - 2.7%
Coach, Inc.*	11,700	496,314
Polo Ralph Lauren Corp.	19,950	725,581
Quiksilver, Inc.*	24,300	617,706
		1,839,601

Truckers - 1.8%
Yellow Roadway Corp.*	25,950	1,216,796

Unclassified - 2.7%
Semiconductor Manufacturing International Corp. (ADR)*	133,150	1,315,522
Shanda Interactive Entertainment Ltd. (ADR)*	20,300	487,200
		1,802,722

Utilities - Telecommunications - 1.0%
Nextel Partners, Inc.*	41,000	679,780

Total Equity Securities (Cost $62,204,296)		65,219,407

	PRINCIPAL
U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 3.3%	AMOUNT	VALUE
Fannie Mae Discount Notes:
10/5/04	$150,000	$149,972
10/20/04	100,000	99,917
11/5/04	100,000	99,829
12/15/04	600,000	597,850
Federal Home Loan Bank Discount Notes:
10/19/04	100,000	99,914
11/12/04	300,000	299,405
12/3/04	100,000	99,688
12/10/04	400,000	398,678
Freddie Mac Discount Notes, 10/12/04	400,000	399,796

Total U.S. Government Agencies and Instrumentalities (Cost $2,245,049)		2,245,049

TOTAL INVESTMENTS (Cost $64,449,345) - 100.6%		67,464,456
Other assets and liabilities, net - (0.6%)		(408,766)
NET ASSETS - 100%		$67,055,690

* Non-income producing security.

Abbreviations:
ADR: American Depository Receipt

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

	PRINCIPAL
TAXABLE VARIABLE RATE DEMAND NOTES* - 84.1%	AMOUNT	VALUE
Alabama State IDA Revenue, 1.89%, 5/1/10, LOC: Regions Bank (r)	$135,000	$135,000
Alameda County California IDA Revenue, 1.82%, 7/1/30, LOC: Union Bank of California, C/LOC: CalSTERS (r)	2,300,000	2,300,000
American Healthcare Funding LLC, 1.84%, 5/1/27, LOC: Lasalle Bank (r)	1,400,000	1,400,000
Atmore Alabama Industrial Development Board Revenue, 2.00%, 8/1/22, LOC: Bank of New York (r)	100,000	100,000
Bochasanwais Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 1.94%, 6/1/21, LOC: Comerica Bank (r)	1,200,000	1,200,000
Butler County Alabama IDA Revenue, 1.90%, 3/1/12, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,270,000	1,270,000
Chatham Centre LLC, 2.05%, 4/1/22, LOC: Bank of North Georgia (r)	340,000	340,000
Cobb County Georgia Development Authority Revenue, 1.82%, 7/1/34, LOC: Allied Irish Bank (r)	2,530,000	2,530,000
Columbus Georgia Development Authority Revenue:
1.84%, 12/1/19, LOC: Bank of Nova Scotia (r)	3,000,000	3,000,000
1.90%, 4/1/20, LOC: Columbus Bank & Trust (r)	995,000	995,000
Dakota County Minnesota MFH Revenue, 1.84%, 1/1/38, LOC: American Bank of St. Paul, C/LOC: FHLB (r)	1,000,000	1,000,000
Dunn Nursing Home, Inc., 1.90%, 2/1/24, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	1,770,000	1,770,000
Enclave at Lynn Haven LLC, 1.84%, 10/1/29, LOC: State Bank & Trust, C/LOC: FHLB (r)	150,000	150,000
Florida State Housing Finance Corp. MFH Revenue:
1.89%, 10/15/32, LOC: FNMA (r)	600,000	600,000
1.85%, 11/1/32, LOC: FHLMC (r)	1,750,000	1,750,000
Four Fishers LLC, 1.99%, 4/1/24, LOC: Standard Federal Bank, NA (r)	1,690,000	1,690,000
Fulton County Georgia IDA Revenue:
2.60%, 12/1/04, LOC: Branch Bank & Trust (r)	200,000	200,000
2.46%, 12/1/10, LOC: Branch Bank & Trust (r)	700,000	700,000
Grove City Church of the Nazarene, 1.89%, 2/1/24, LOC: National City Bank (r)	3,863,000	3,863,000
Hardin County Kentucky Industrial Building Authority Revenue, 1.85%, 3/1/27, LOC: Republic Bank & Trust, C/LOC: FHLB (r)	945,000	945,000
HBPWH Building Co., 1.95%, 11/1/22, LOC: Wells Fargo Bank, NA (r)	2,420,000	2,420,000
Hillcrest Baptist Church, 2.05%, 12/1/20, LOC: SouthTrust Bank NA (r)	4,500,000	4,500,000
Hudson Massachusetts IDA Revenue, 1.50%, 10/1/13, LOC: State Street Bank & Trust (r)	590,000	590,000
Illinois State Development Finance Authority Revenue, 1.91%, 7/1/10, LOC: Lasalle Bank (r)	600,000	600,000
Indiana State Development Finance Authority Revenue, 1.92%, 9/1/16, LOC: Bank One NA (r)	3,150,000	3,150,000
Kaneville Road Joint Venture, Inc., 1.89%, 11/1/32, LOC: First American Bank, C/LOC: FHLB (r)	2,000,000	2,000,000
Kansas City Missouri IDA MFH Revenue, 1.91%, 3/1/25, LOC: LaSalle Bank (r)	915,000	915,000
Lancaster California Redevelopment Agency MFH Revenue, 1.93%, 1/15/35, LOC: FNMA (r)	500,000	500,000
Main & Walton, Inc., 1.85%, 9/1/26, LOC: Waypoint Bank, C/LOC: FHLB (r)	1,275,000	1,275,000
Meyer Cookware Industries, Inc., 1.84%, 5/1/27, LOC: BNP Paribas (r)	545,000	545,000
Montgomery New York IDA Pollution Control Revenue, 1.99%, 5/1/25, LOC: FHLB (r)	1,000,000	1,000,000
New York City New York Housing Development Corp. Revenue, 1.84%, 6/1/33, LOC: Bayer Landesbank GZ (r)	2,450,000	2,450,000
New York City New York IDA Revenue Bonds, 2.00%, 6/1/30, LOC: Citibank (r)	1,000,000	1,000,000
New York State Housing Finance Agency Revenue, 1.84%, 11/1/33, LOC: Key Bank (r)	200,000	200,000
Oak Creek Wisconsin IDR, 1.87%, 11/1/15, LOC: Marshall & Ilsley Bank (r)	1,145,000	1,145,000
Omaha Nebraska SO, 1.94%, 2/1/26, BPA: Dexia Credit Local, AMBAC Insured (r)	500,000	500,000
Osprey Management Co. LLC, 1.85%, 6/1/27, LOC: Wells Fargo Bank, NA (r)	900,000	900,000
Palm Beach County Florida Airport Revenue, 1.80%, 10/1/20, LOC: SunTrust Bank (r)	1,445,000	1,445,000
Peoploungers, Inc., 1.90%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	185,000	185,000
Post Apartment Homes LP, 1.84%, 7/15/29, CA: FNMA (r)	2,775,000	2,775,000
Racetrac Capital LLC, 1.89%, 9/1/20, LOC: Regions Bank (r)	1,500,000	1,500,000
Rex Lumber LLC, 1.90%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB ( r)	4,000,000	4,000,000
Rocketship Properties III LLC, 2.04%, 6/1/21, LOC: National Bank of South Carolina (r)	620,000	620,000
San Joaquin Mariners Association LP, 1.95%, 7/1/29, LOC: Credit Suisse First Boston (r)	165,000	165,000
Savannah Georgia Economic Development Authority Revenue, 1.85%, 3/1/18, LOC: SunTrust Bank (r)	1,095,000	1,095,000
Schenectady County New York IDA Revenue, 1.89%, 11/1/10, LOC: Fleet National Bank (r)	160,000	160,000
Sea Island Co., 2.12%, 2/1/21, LOC: Columbus Bank & Trust (r)	2,015,000	2,015,000
Shawnee Kansas Private Activity Revenue, 1.85%, 12/1/12, LOC: JP Morgan Chase Bank (r)	1,605,000	1,605,000
Southeast Alabama Gas Distribution Revenue, 1.90%, 6/1/25, BPA: AmSouth Bank, AMBAC Insured (r)	3,685,000	3,685,000
Southern Indiana Investments Company Two LLC, 1.90%, 10/15/26, LOC: Old National Bank, C/LOC: FHLB (r)	240,000	240,000
St. Joseph County Indiana Economic Development Revenue, 2.14%, 6/1/27, LOC: FHLB (r)	425,000	425,000
St. Paul Minnesota Port Authority Revenue:
2.23%, 3/1/07, LOC: Dexia Credit Local (r)	335,000	335,000
2.34%, 6/1/11, LOC: US Bank, NA (r)	495,000	495,000
1.94%, 12/1/23, LOC: Dexia Credit Local (r)	750,000	750,000
StorageMax Midtown LLC, 1.90%, 5/20/23, LOC: State Bank & Trust, C/LOC: FHLB (r)	2,130,000	2,130,000
SunAmerica Trust Various States, 2.09%, 7/1/41, LOC: FHLMC (r)	1,495,000	1,495,000
Taylor County Kentucky Tax Notes, 1.90%, 1/1/19, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	500,000	500,000
Tucson Arizona Airport Authority, Inc. Revenue, 1.85%, 12/1/18, LOC: Bank of America (r)	3,180,000	3,180,000
Tyler Enterprises LLC, 1.90%, 10/1/22, LOC: Peoples Bank & Trust, C/LOC: FHLB (r)	500,000	500,000
Washington State Housing Finance Commission MFH Revenue:
Rose Creek, 1.88%, 2/1/28, LOC: US Bank, NA (r)	500,000	500,000
Twin Ponds, 1.88%, 2/1/28, LOC: US Bank, NA (r)	1,350,000	1,350,000

Total Taxable Variable Rate Demand Notes (Cost $80,778,000)		80,778,000

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 15.6%
Federal Farm Credit Discount Notes, 8/16/05	1,000,000	981,658
Federal Home Loan Bank Notes:
1.30%, 2/23/05	1,000,000	1,000,000
1.40%, 4/1/05	2,500,000	2,500,000
1.30%, 4/11/05	2,000,000	2,000,000
1.30%, 4/27/05	2,500,000	2,500,000
1.56%, 5/13/05	1,000,000	1,000,000
1.55%, 5/23/05	1,000,000	1,000,000
Freddie Mac Discount Notes:
3/28/05	1,000,000	990,704
6/30/05	3,000,000	2,956,480

Total U.S. Government Agencies and Instrumentalities (Cost $14,928,842)		14,928,842

TOTAL INVESTMENTS (Cost $95,706,842) - 99.7%		95,706,842
Other assets and liabilities, net - 0.3%		322,965
NET ASSETS - 100%		$96,029,807

* Tender features give these securities a shorter effective maturity date.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
CA: Collateral Agreement
C/LOC: Confirming Letter of Credit
LOC: Letter of Credit

Abbreviations:
CalSTERS: California State Teachers Retirement System
FHLB: Federal Home Loan Bank
FHLMC: Freddie Mac
FNMA: Fannie Mae
IDA: Industrial Development Authority
IDR: Industrial Development Revenue
LLC: Limited Liability Corporation
LP: Limited Partnership
MFH: Multi-Family Housing
SO: Special Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

CVS AMERITAS SMALL COMPANY EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004

EQUITY SECURITIES - 90.1%	Shares	Value
Advertising Agencies - 1.8%
Advo, Inc.	13,600	$420,784

Banks - Outside New York City - 4.4%
Alabama National Bancorporation	500	29,935
Boston Private Financial Holdings, Inc.	13,800	344,448
Financial Institutions, Inc.	7,100	159,111
Hanmi Financial Corp.	9,800	295,960
Piper Jaffray Co.'s*	4,900	193,991
		1,023,445

Building Materials - 2.2%
LSI Industries, Inc.	17,425	181,917
Trex Co, Inc.*	7,300	323,244
		505,161

Chemicals - 1.1%
MacDermid, Inc.	9,100	263,536

Commercial Information Services - 1.2%
Arbitron, Inc.*	8,000	292,880

Communications Technology - 1.5%
Bel Fuse, Inc., Class B	10,500	347,340

Computer - Services, Software & Systems - 3.2%
Ansoft Corp.*	31,300	497,670
Dendrite International, Inc.*	15,700	253,084
		750,754

Cosmetics - 0.8%
Revlon, Inc.*	71,200	179,424

Drugs & Pharmaceuticals - 2.1%
Taro Pharmaceuticals Industries Ltd.*	5,800	135,604
Valeant Pharmaceuticals International	14,300	344,916
		480,520

Electronic Equipment & Components - 2.3%
AZZ, Inc.*	16,300	223,473
Baldor Electric Co.	13,300	314,678
		538,151

Electronics - 2.1%
Ii-Vi, Inc.	13,700	479,637

Electronics - Semiconductors / Components - 4.9%
Actel Corp.*	21,400	325,280
Excel Technology, Inc.*	18,400	475,088
Micrel, Inc.*	32,000	333,120
		1,133,488

Electronics - Technology - 2.1%
EDO Corp.	16,400	455,100
Spectrum Control, Inc.*	4,100	29,151
		484,251

Energy Equipment - 1.5%
Global Power Equipment Group, Inc.*	48,500	359,385

Financial Data Processing Services - 0.8%
eSpeed, Inc.*	18,800	184,804

Financial Miscellaneous - 2.2%
Sterling Bancorp	18,905	511,380

Healthcare Management Services - 1.3%
Corvel Corp.*	10,500	311,640

Identify Control & Filter Devices - 1.3%
Mine Safety Appliances Co.	7,200	293,184

Insurance - Property & Casualty - 0.7%
Donegal Group, Inc.	8,432	161,894

Jewelry Watches & Gems - 2.3%
Fossil, Inc.*	17,700	547,638

Machinery - Industrial / Specialty - 2.0%
Hardinge, Inc.	12,400	128,960
Met-Pro Corp.	25,199	331,367
		460,327

Machinery - Oil Well Equipment & Services - 6.2%
Rowan Co.'s, Inc.*	16,100	425,040
RPC, Inc.	36,200	647,256
W-H Energy Services, Inc.*	18,400	381,800
		1,454,096

Metal Fabricating - 2.3%
Kaydon Corp.	18,900	543,753

Multi-Sector Companies - 3.6%
Carlisle Co.'s, Inc.	6,600	421,938
Teleflex, Inc.	10,100	429,250
		851,188

Oil - Crude Producers - 4.2%
St Mary Land & Exploration Co.	11,400	453,834
Unit Corp.*	14,700	515,676
		969,510

Plastics - 1.3%
Spartech Corp.	12,500	313,750

Pollution Control & Enviromental Services - 1.2%
Headwaters, Inc.*	9,000	277,740

Production Technology Equipment - 2.9%
Dionex Corp.*	6,400	350,080
Mykrolis Corp.*	32,600	328,282
		678,362

Radio & Television Broadcasters - 3.2%
Lin TV Corp.*	13,400	261,032
Saga Communications, Inc.*	28,350	480,533
		741,565

Recreational Vehicles & Boats - 2.6%
Marine Products Corp.	33,550	603,900

Restaurants - 1.2%
Rare Hospitality International, Inc.*	10,150	270,497

Retail - 5.3%
Big 5 Sporting Goods Corp.*	23,900	544,920
Coldwater Creek, Inc.*	20,400	425,748
Sportsman's Guide, Inc.*	12,700	256,921
		1,227,589

Savings & Loans - 3.9%
First Republic Bank	10,450	480,700
Webster Financial Corp.	8,700	429,693
		910,393

Securities Brokers & Services - 2.5%
Jefferies Group, Inc.	16,700	575,649

Services - Commercial - 1.6%
G & K Services, Inc.	9,500	377,530

Textiles Apparel Manufacturers - 1.0%
Carter's, Inc.*	8,600	238,134

Transportation Miscellaneous - 1.1%
Tidewater, Inc.	7,800	253,890

Truckers - 4.2%
Knight Transportation, Inc.*	19,725	422,510
Landstar System, Inc.*	9,400	551,592
		974,102

Total Equity Securities (Cost $18,081,883)		20,991,271

TOTAL INVESTMENTS (Cost $18,081,883) - 90.1%		20,991,271
Other assets and liabilities, net - 9.9%		2,293,893
NET ASSETS - 100%		$23,285,164

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Portfolios (the "Portfolios") are a series of Calvert Variable Series, Inc. ("CVS" or the "Fund"), an open-end management investment company, registered under the Investment Company Act of 1940. The Fund is comprised of sixteen separate portfolios, nine of which are reported herein. The Income & Growth, Growth, Small Capitalization, MidCap Growth, Core Strategies, Index 500, and Money Market Portfolios are registered as diversified portfolios. The Select and Small Company Equity Portfolios are registered as non-diversified portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Unlisted securities and listed securities for which the last sale price is not available are valued at the most recent bid price or based on a yield equivalent obtained from the securities' market maker. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors. In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At September 30, 2004, no securities were fair valued under the direction of the Board of Directors.

Futures Contracts: The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Money Market Portfolio has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.


Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By: /s/ Barbara Krumsiek

Barbara Krumsiek

Chairman -- Principal Executive Officer

Date: November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara Krumsiek

Barbara Krumsiek

Chairman -- Principal Executive Officer

Date: November 24, 2004

/s/ Ronald Wolfsheimer

Ronald Wolfsheimer

Treasurer -- Principal Financial Officer

Date: November 24, 2004

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Barbara Krumsiek, certify that:

1. I have reviewed this report on Form N-Q of Calvert Variable Series, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Barbara Krumsiek
Barbara Krumsiek
Chairman -- Principal Executive Officer

EX-99.CERT

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

I, Ronald Wolfsheimer, certify that:

1. I have reviewed this report on Form N-Q of Calvert Variable Series, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly represent in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(c) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: November 24, 2004

/s/ Ronald Wolfsheimer
Ronald Wolfsheimer
Treasurer -- Principal Financial Officer